THE SARATOGA ADVANTAGE TRUST
                               SEMI ANNUAL REPORT
                             AS OF FEBRUARY 28,1998







                                TABLE OF CONTENTS










 President's Letter......................................................Page 1

 Investment Review ......................................................Page 3

 Schedules of Investments ...............................................Page 10

 Statements of Assets and Liabilities ...................................Page 29

 Statements of Operations ...............................................Page 30

 Statements of Changes in Net Assets ....................................Page 31

 Notes to Financial Statements ..........................................Page 33

 Financial Highlights ...................................................Page 36

 Saratoga Shareholders' Meetings/Votes ..................................Page 39













       This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

                              TRUSTEES AND OFFICERS






 Bruce E. Ventimiglia                         Trustee, Chairman, President & CEO
 Patrick H. McCollough                                                   Trustee
 Udo W. Koopmann                                                         Trustee
 Floyd E. Seal                                                           Trustee
 Scott C. Kane                                        Vice President & Secretary
 Stephen Ventimiglia                                              Vice President
 William Marra                               Treasurer & Chief Financial Officer
 Michael Durham                                              Assistant Treasurer
 Carol Highsmith                                             Assistant Secretary










 Investment Manager                           Distributor


 Saratoga Capital Management                  Unified Management Corporation
 1501 Franklin Avenue                         431 North Pennsylvania Street
 Mineola, NY 11501-4803                       Indianapolis, IN 46204





 Transfer and Shareholder Servicing Agent    Custodian


 State Street Bank and Trust Company         State Street Bank and Trust Company
 P.O. Box 8514                               P.O. Box 351
 Boston, MA 02266                            Boston, MA 02101

                          THE SARATOGA ADVANTAGE TRUST

                       Semi-Annual Report to Shareholders



  April 17, 1998




  Dear Shareholder:

  We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the "Trust").

  This report covers the six months from September 1, 1997 through February 28, 1998, a period of positive domestic stock and bond investment returns. During this period of time, the portfolios in the Trust all reported positive returns. In addition, I am pleased to report that through February 28, 1998, the Trust's Large Capitalization Growth and Large Capitalization Value portfolios and the Small Capitalization portfolio all outperformed their respective Lipper Averages for the six and twelve month periods, and since their inception.

  Combining the strength of the Trust's performance with a well designed asset allocation plan can help you to achieve your long-term investment goals. We are proud to be able to offer you the ability to access multiple investment asset classes through the Trust's portfolios. These portfolios are managed by some of the world's leading institutional investment advisory firms. Each of the advisors has been selected on the basis of their: investment philosophy, research capabilities, long-term investment performance, organizational stability and other key factors. This diversity of portfolio structure is designed to give you the opportunity to efficiently implement your asset allocation strategy to create a balanced portfolio in accordance with your investment goals and objectives.

 As the financial markets go through their cycles over time, the multiple investment asset class structure of the Saratoga Advantage Trust provides investors with the ability to react to economic, market and personal changes by reallocating their assets within the Trust to structure a portfolio that makes sense for current conditions. This gives our investors the opportunity to establish as conservative or aggressive a posture as they prefer through consultations with their financial advisors.

 Finally, pursuant to the recent proxy statement regarding the Saratoga Advantage Trust, the shareholders have approved the following:

1. The investment advisory agreements between Saratoga Capital Management (the "Manager") and OpCap Advisors with respect to the Municipal Bond Portfolio and the Large Capitalization Value Portfolio; and

2. The investment advisory agreement between the Manager and Harris Bretall Sullivan & Smith L.L.C. with respect to the Large Capitalization Growth Portfolio.

 In addition, the shareholders approved a proposal to permit the Manager to select and contract with investment advisors for each portfolio of the Trust after obtaining the approval of the Board of Trustees of the Trust, but without obtaining shareholder approval. Finally, the shareholders approved all of the proposals in the proxy related to the elimination of, or reclassification as nonfundamental, various policies and restrictions of the portfolios.

 Following you will find specific information on the investment strategy and performance of each of the portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the portfolios.

 We remain dedicated to serving your investment needs. Thank you for investing with us.


 Sincerely,






 Bruce E. Ventimiglia
 Chairman, President and
 Chief Executive Officer

                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                                   Advised by:
                           Sterling Capital Management
                            Charlotte, North Carolina

 Objective: Seeks maximum current income, consistent with the maintenance of liquidity and the preservation of capital. The portfolio invests exclusively in short-term securities and related repurchase agreements issued by the United States Government, its agencies and instrumentalities.


                                 U.S. Government              90 Day T-Bills
    7-Day                          Money Market               Average Discount
Compound Yield                      Portfolio                      Yield
--------------                      ---------                      -----

   2/28/98                             4.6%                         5.1%


    Total Aggregate              U.S. Government                Lipper U.S.
 Return for the Period             Money Market               Treasury Money
Ended February 28, 1998             Portfolio                 Market Average(1)
-----------------------             ---------                 --------------


Since Inception (9/l/94)*              4.7%                         4.8%


   3/1/97 - 2/28/98                    4.6%                         4.5%


   9/1/97 - 2/28/98                    2.3%                         2.3%

  *Annualized performance for periods greater than one year

 By taking advantage of changes in short-term interest rates and utilizing a variety of sectors within the short-term government market, Sterling Capital Management seeks to maximize the Portfolio's yield while maintaining a constant net asset value of $1.00 per share.

 The Portfolio was invested primarily in U.S. Government Agency Notes as of February 28, 1998 due to the higher yields versus Treasury Bills. The average dollar weighted portfolio maturity was 60 days compared with a maximum allowable average maturity of 90 days. Since March of 1997 the Federal Reserve has held the Fed Funds rate steady at 5.5%. The average maturity of the Portfolio has remained in a range from 52 to 72 days since last fall in an environment of stable inflation and moderate economic growth.


    Shares of the U.S. Government Money Market Portfolio are not guaranteed or insured by the U.S. Government. There can be no assurance that the U.S. Government Money Market Portfolio will be able to maintain a constant net asset value of $ 1.00 per share.

  (1) The Lipper U.S. Treasury Money Market Fund Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

      Past performance is not indicative of future results.

                        INVESTMENT QUALITY BOND PORTFOLIO
                                   Advised by:
                           Fox Asset Management, Inc.
                            Little Silver, New Jersey


 Objective: Seeks current income and reasonable stability of principal through investment in a diversified portfolio of investment quality, actively managed fixed income securities.


                                                                 Lipper Short-
                                                                 Intermediate
                                                                  Investment
          Total Aggregate                  Investment             Grade Debt
              Return                      Quality Bond               Funds
      Ended February 28, 1998               Portfolio              Average(1)
      -----------------------               ---------              --------

  Since Inception (9/1/94)*                  6.1%                    6.8%


        3/1/97 - 2/28/98                     7.1%                    6.9%


        9/1/97 - 2/28/98                     3.8%                    3.7%


  *Annualized performance for periods greater than one year

 The Portfolio seeks to provide high income by investing primarily in investment grade bonds with maturities between 2 and 10 years. In the 12 months ended February 28, 1998, the Portfolio distributed dividends of $.51 per share.

 Investments are normally divided approximately evenly between U.S. Government and corporate securities. Due to the current phenomenon of tight supply and only a slight yield advantage available in corporate securities, there will be greater emphasis on U.S. Government holdings at this time.

 Fox will continue to focus on those instruments that offer improving credit quality, liquidity, and the highest possible total return. Due to the challenge of trying to preserve principal in the current volatile market environment, Fox is maintaining a conservative investment posture with an average maturity of
 4.0 years, and an average duration of 3.3 years in the Portfolio.

 Other portfolio statistics as of February 28, 1998 are as follows: Average weighted yield-to-maturity was 6.0%, average weighted coupon was 6.5% and the average Moody's Rating was AA3 with 22 fixed income issues held.


  (1) The Lipper Short-Intermediate Investment Grade Debt Funds Average consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years.

      Past performance is not predictive of future performance.

                            MUNICIPAL BOND PORTFOLIO
                                   Advised by:
                                 OpCap Advisors
                               New York, New York


 Objective: Seeks a high level of interest income exempt from federal income taxation, consistent with prudent investment management and the preservation of capital.


                                                                 Lipper General
           Total Aggregate                                          Municipal
        Return for the Period               Municipal              Debt Funds
       Ended February 28, 1998           Bond Portfolio             Average(1)
       -----------------------           --------------             ----------

      Since Inception (9/1/94)*               6.3%                   7.6%

         3/1/97-2/28/98                       8.5%                   9.2%

         9/1/97-2/28/98                       4.9%                   5.0%


 *Annualized performance for periods greater than one year

 During the past six months, the economy remained strong enough for the Federal Reserve, under most circumstances, to raise short term rates to slow the economy and preempt inflation. Normally, this would have caused rates to rise and bond prices to decline. Yet the Asian economic crisis has introduced new risk in our domestic economy which has put Federal Reserve policy on hold. Subsequently, the bond market has rallied and the 30 year treasury bond's yield is now below 6%. Though not to the same extent as taxables, municipals also participated in the bond rally as 30 year AAA general obligation yields moved below the 5% level for the first time since 1993. The municipal market relative performance to taxables was negatively impacted by supply imbalances due to massive refundings as well as tepid retail demand due to "sticker shock" yields.

 We continued to overweight the general obligation and insured sectors of the municipal market as they present outstanding value. We also focused on the health and housing sectors to add incremental yield to the portfolio. We maintained an average maturity of 17.7 years which captures 97% of the longest 30 year yield on the yield curve. New York was one of our largest state holdings which was indicative of our comfort with the credit. During the past quarter, New York City was upgraded by Moody's from Baal to A3. We hold a 4% position in New York City general obligations.

 We are still constructive on the bond market. Yet, the Asian contagion as well as the fundamentals which have kept inflation at bay are still evident. This should serve to support bond prices for quite a while longer. Of course, we will remain vigilant on the factors (perceived Asian turnaround, higher commodity prices) which could push yields higher.

  (1) The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit rating

      Past performance is not predictive of future performance.

                      LARGE CAPITALIZATION VALUE PORTFOLIO
                                   Advised by:
                                 OpCap Advisors
                               New York, New York

 Objective: Seeks total return consisting of capital appreciation and dividend income by investing in a diversified portfolio of common stocks that are believed to be undervalued in the market and offer above-average price appreciation potential .
                                            Large             Lipper Capital
      Total Aggregate                   Capitalization         Appreciation
         Return                             Value                 Funds
         ------                           Portfolio              Average(1)
                                          ---------              ----------

  Since Inception (9/1/94)*                  25.1%                  20.3%


       3/1/97 - 2/28/98                      28.7%                  28.0%


       9/1/97 - 2/28/98                      12.6%                  11.4%

 *Annualized performance for periods greater than one year




 The Saratoga Large Capitalization Value Portfolio is designed for the long-term investor who seeks to preserve capital and make it grow. As disciplined value investors, we seek to invest in superior companies at reasonable prices. Our philosophy is based on the concept that the single most important determinant of whether a stock will increase in value is the rate of return on invested capital within the company. We believe companies with high returns can increase their value for extended periods. Therefore, we look for companies with above-average returns where those returns are protected by strong competitive positions, and we want to buy those companies at what we consider to be reasonable prices. The strong contributors to the portfolio performance included EXEL Ltd., Freddie Mac, Tenet Healthcare, ACE Ltd., and Countrywide Credit Industries.

 The Portfolio owned the common stocks of 40 companies as of February 28, 1998. The five largest holdings were; EXEL Ltd., a strong capitalized specialty insurance company; ACE Ltd., one of the leading providers of excess liability insurance in the world; Lockheed Martin Corporation, a major aeronautics and technology company; May Department Stores, one of the largest U.S. department store companies; and Tenet Healthcare Corp., the second largest publicly traded hospital management company.


  (1) The Lipper Capital Appreciation Funds Average consists of the 30 largest mutual funds that aim at maximum capital appreciation, frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing options, etc. (the funds may take large cash positions).

      Past performance is not predictive of future performance.

                      LARGE CAPITALIZATION GROWTH PORTFOLIO
                                   Advised by:
                     Harris Bretall Sullivan & Smith, L.L.C.
                            San Francisco, California


 Objective: Seeks capital appreciation by investing in a diversified portfolio of common stocks that, in the advisor's opinion, have faster earnings growth potential than the Standard & Poor's 500.


         Total Aggregate                      Large
      Return for the Period              Capitalization         Lipper Growth
     Ended February 28, 1998                 Growth                 Funds
     -----------------------                Portfolio             Average(1)
                                            ---------             --------

    Since Inception (9/1/94)*                 23.9%                 23.3%


        3/1/97 - 2/28/98                      34.5%                 32.2%


        9/1/97 - 2/28/98                      17.9%                 14.7%


 *Annualized performance for periods greater than one year

 Harris Bretall Sullivan & Smith, L.L.C. analyzes a universe of approximately 300 established, high quality, US based companies and ranks them relative to each other and the S&P 500. This relative ranking is based on present value, trends in current earnings and price performance. The Portfolio is invested in stocks that rank in the top one third of this universe. All investment decisions are made through a team approach. This team, called the strategy team, meets four times a week to set the firm's economic framework and reviews specific holdings, recent news announcements and company data.

At the end of February, the Portfolio was invested in 44 stocks. Technology continues to be a major investment theme of the Portfolio. The advisor believes that technology is creating exceptional opportunities for astute management. The Portfolio is invested not only in companies that are developing new technologies, but also those that are using technology to gain market share and increase productivity.

 Additionally the Portfolio is invested in companies with "global franchises". The advisor believes that as the global marketplace continues to evolve, US based companies with worldwide brand recognition will be the major benefactor. As of the end of February 1998, one third of the Portfolio was invested in companies that the advisor feels have established "global franchises". Included in this group are: American International Group Inc., Cisco Systems Inc., Citicorp, Colgate-Palmolive Co., The Walt Disney Co., General Electric Co., Gillette Co., Intel Corp., Johnson & Johnson, Merck & Co. Inc., Microsoft Corp., and Pfizer, Inc.



  (1) The Lipper Growth Funds Average consists of the 30 largest mutual funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

      Past performance is not predictive of future performance.

                         SMALL CAPITALIZATION PORTFOLIO
                                   Advised by:
                         Thorsell, Parker Partners, Inc.
                              Westport, Connecticut


Objective: Seeks maximum capital appreciation by investing in a diversified portfolio of common stocks of small capitalization growth companies.


         Total Aggregate                     Small               Lipper Small
      Return for the Period             Capitalization             Cap Funds
     Ended February 28, 1998               Portfolio               Average(1)
     -----------------------               ---------               ----------


     Since Inception (9/1/94)*               20.0%                    19.1%


        3/1/97-2/28/98                       48.6%                    26.5%


        9/1/97-2/28/98                       14.2%                     7.5%




 *Annualized performance for periods greater than one year

 During the six month period ending February 28, 1998 stock prices continued to rise in an environment of an expanding economy, declining unemployment, improving productivity and continued fresh flows of capital into equity mutual funds. We also continued to witness an asset allocation shift away from the high valuation large capitalization multinational companies to smaller capitalization U.S. stocks, in anticipation of their superior long term returns.

 The portfolio holdings in consumer staples, producer durables, technology, regional banks and financial sectors were particularly strong. Within consumer staples, Canadaigua Brands Inc., formerly known as Canandaigua Wine Inc., is the second largest wine producer and fourth largest imported beer marketer in the United States. In the producer durables sector, Oakwood Homes is one of the premier companies in the manufactured housing industry. The company continues to expand its retail distribution network that now includes over 300 company owned stores and is the largest manufactured housing retailer in the U.S. In the technology sector, EG&G, Inc. produces a variety of scientific and high technology products for the industrial, government and consumer markets in the medical, automotive and aerospace industries. The company has recently undergone corporate restructuring from a decentralized group of business units to a more centrally structured organization with anticipation of significant cost reductions. Looking to the future, we are particularly optimistic for the smaller stock asset class which has historically outperformed large cap stocks and in the current environment enjoys stronger earnings and lower valuations compared to the large cap issues.

  (1) The Lipper Small Cap Funds Average consists of the 30 largest mutual funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

      Past performance is not predictive of future performance.

                         INTERNATIONAL EQUITY PORTFOLIO
                                   Advised by:
                            Friends Ivory & Sime plc
                               Edinburgh, Scotland

Objective: Seeks capital appreciation by investing primarily in a diversified portfolio of securities of companies headquartered outside the United States.

                                                                    Morgan
   Total Aggregate                    International              Stanley EAFE
       Return                            Equity                     Index
       ------                           Portfolio              (U.S. Dollars)(1)
                                        ---------              -----------------

Since Inception (9/1/94)*                 5.2%                       8.0%

    3/1/97 - 2/28/98                      15.7%                     15.5%


    9/1/97 - 2/28/98                       7.9%                      8.3%

 *Annualized performance for periods greater than one year


 Over the last six months we have witnessed continued market volatility, especially in Asia. The Asian Crisis has led to many of the ASEAN nations turning to the International Monetary Fund for assistance. As their governments begin to adopt the strict policies included within the IMF bail out packages we have begun to see some moderate signs of stability returning to many of these economies, indicated by positive improvements in both currency and stockmarkets.

 The Japanese economy shows little sign of recovery, despite the government's efforts to boost the Nikkei above the 18,000 level by their fiscal year end of March 31 st. It continues to be a two tier market, with many internationally biased companies showing considerable outperformance.

 Friends Ivory & Sime continues to favour European stockmarkets, with their single largest country allocation to the UK. On the Continent, many markets achieved new highs as signs of a self sustaining economic recovery became apparent, and fears of a potential interest rate rise in Germany proved unfounded.

 As of February 28, 1998,  major  weightings in the  Portfolio  were as follows:
 16.3% in Japan, 54.2% in Continental Europe, 23.4% in the UK, 0.8% in Australia and 2.4% in Latin America.

 Some of the portfolio's recent acquisitions include: Portugal Telecom the principal telecommunications operator in Portugal, and BBV, the largest Spanish banking group (in terms of capital and deposits) with substantial operations in Latin America.

  (1)The Europe, Australia, Far East Index (EAFE) is a widely recognized index prepared by Morgan Stanley Capital International. This unmanaged index consists of non-U.S. companies which are listed on one of twenty foreign markets and assumes the reinvestment of dividends. The Gross Domestic Product (GDP) version of the index is used above.

      Past performance is not predictive of future performance.

    February 28, 1998 (Unaudited)
    ------------------------------------------------------------------------------------------------------
    SCHEDULES OF INVESTMENTS
    ------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT MONEY MARKET PORTFOLIO

         Principal
          Amount                                                                               Value
        ------------                                                                       ---------------
                          Federal Farm Credit Bank Discount Notes - 1.61%
           $455,000          5.33%, 04/23/98 ..........................................           $451,430
                                                                                           ---------------

                          Total Federal Farm Credit Bank Discount Notes
                             (cost--$451,430) .........................................           $451,430
                                                                                           ---------------

                          Federal Home Loan Bank - 19.48%
           $975,000          5.59%, 03/02/98 ..........................................           $974,849
          1,500,000          5.25%, 03/13/98 ..........................................          1,497,375
            430,000          5.38%, 03/27/98 ..........................................            428,329
          1,000,000          5.43%, 06/08/98 ..........................................            985,067
          1,560,000          5.715%, 07/21/98 .........................................          1,559,818

                                                                                           ---------------
                          Total Federal Home Loan Bank
                             (cost--$5,445,438) .......................................         $5,445,438
                                                                                           ---------------

                          Federal Home Loan Mortgage Discount Notes - 37.66%
            $35,000          5.60%, 03/06/98 ..........................................            $34,973
          1,500,000          5.38%, 03/12/98 ..........................................          1,497,534
            365,000          5.36%, 03/23/98 ..........................................            363,804
          1,020,000          5.32%, 03/25/98 ..........................................          1,016,382
             70,000          5.38%, 04/03/98 ..........................................             69,655
          1,190,000          5.37%, 04/15/98 ..........................................          1,182,012
            235,000          5.37%, 04/15/98 ..........................................            233,423
          1,800,000          5.33%, 04/17/98 ..........................................          1,787,475
          1,750,000          5.33%, 04/22/98 ..........................................          1,736,527
             80,000          5.35%, 04/22/98 ..........................................             79,382
          1,500,000          5.33%, 05/06/98 ..........................................          1,485,343
            820,000          5.36%, 05/14/98 ..........................................            810,965
            165,000          5.38%, 05/14/98 ..........................................            163,175
             65,000          5.38%, 05/29/98 ..........................................             64,135

                                                                                           ---------------
                          Total Federal Home Loan Mortgage Discount Notes
                             (cost--$10,524,785) ......................................        $10,524,785
                                                                                           ---------------

                          Federal National Mortgage Association - 38.53%
            $10,000          5.38%, 03/04/98 ..........................................             $9,995
             30,000          5.38%, 03/10/98 ..........................................             29,960
            530,000          5.38%, 03/20/98 ..........................................            528,495
            720,000          5.38%, 03/20/98 ..........................................            717,956
            820,000          5.38%, 03/23/98 ..........................................            817,304
            615,000          5.33%, 03/30/98 ..........................................            612,359
             10,000          5.34%, 04/10/98 ..........................................              9,941
            350,000          5.37%, 04/17/98 ..........................................            347,546
             55,000          5.35%, 04/24/98 ..........................................             54,559
            490,000          5.38%, 04/24/98 ..........................................            486,046
          2,000,000          5.50%, 04/27/98 ..........................................          1,982,583
          1,460,000          5.36%, 05/05/98 ..........................................          1,445,870
          1,000,000          5.89%, 05/21/98 ..........................................            999,861
          2,000,000          5.42%, 07/06/98 ..........................................          1,961,759
            780,000          5.33%, 07/08/98 ..........................................            765,103

                                                                                           ---------------
                          Total Federal National Mortgage Association
                             (cost--$10,769,337) ......................................        $10,769,337
                                                                                           ---------------

        Total Investments
           (cost--$27,190,990) ............................................      97.28%        $27,190,990

        Other Assets in Excess of
           Other Liabilities ..............................................       2.72%            758,890
                                                                                           ---------------

        Total Net Assets ..................................................      100.0%        $27,949,880
                                                                               ========    ===============
        See accompanying notes to financial statements.

    February 28, 1998 (Unaudited)
    -------------------------------------------------------------------------------------------------------
    SCHEDULES OF INVESTMENTS (continued)
    -------------------------------------------------------------------------------------------------------

    INVESTMENT QUALITY BOND PORTFOLIO

            Principal
             Amount                                                                          Value
         ----------------                                                             ---------------------
                               U.S. TREASURY NOTES -48.46%
              $4,075,000          6.125%, 09/30/00 ..................................            $4,128,464
               3,500,000          5.625%, 11/30/00 ..................................             3,504,935
               5,500,000          6.500%, 08/31/01 ..................................             5,654,660
                                                                                      ---------------------

                               Total U.S. Treasury Notes
                                  (cost--$13,083,245) ...............................           $13,288,059
                                                                                      ---------------------

                               CORPORATE NOTES & BONDS - 50.79%
                               Aerospace/Defense -  5.51%
              $1,500,000       Raytheon Co.
                                  6.50%, 07/15/05 ...................................            $1,509,450
                                                                                      ---------------------

                               Automotive -  2.32%
                 225,000       Ford Motor Credit Corp.
                                  7.75%, 10/01/99 ...................................               230,789
                 400,000       General  Motors Acceptance Corp.
                                  7.75%, 01/15/99 ...................................               405,772
                                                                                      ---------------------
                                                                                                    636,561
                                                                                      ---------------------
                               Banking -  5.92%
               1,000,000       ICI Wilmington Inc.
                                  6.95%, 09/15/04 ...................................             1,032,160
                 600,000       Nationsbank Corp.
                                  5.375%, 04/15/00 ..................................               591,780
                                                                                      ---------------------
                                                                                                  1,623,940
                                                                                      ---------------------
                               Chemicals - 2.13%
                 550,000       Du Pont (E.I.) de Nemours & Co.
                                  8.500%, 02/15/03 ..................................               583,138
                                                                                      ---------------------

                               Health & Hospitals - 4.63%
               1,200,000       Tenet Healthcare Corp.
                                  8.625%, 12/01/03...................................             1,269,000
                                                                                      ---------------------

                               Miscellaneous Financial Services - 13.51%
                               Associates Corp. of North America
                 350,000          6.250%, 09/15/00 ..................................               352,313
               1,000,000          6.250%, 06/15/05 ..................................             1,019,220
                               Bear Stearns & Co.
               1,750,000          5.750%, 02/15/01 ..................................             1,727,950
                 350,000          7.625%, 09/15/99 ..................................               357,571
                 250,000       Morgan Stanley Group
                                   5.750%,02/15/01 ..................................               247,433
                                                                                      ---------------------
                                                                                                  3,704,487
                                                                                      ---------------------
                               Oil/Gas - 1.05%
                 275,000       Amoco Canada Petroleum Co. Ltd.
                                  7.250%, 12/01/02 ..................................               288,571
                                                                                      ---------------------

                               Pharmaceuticals - 3.98%
               1,000,000       American Home Product Corp.
                                  7.900%, 02/15/05...................................             1,092,730
                                                                                      ---------------------




         See accompanying notes to financial statements.



    February 28, 1998 (Unaudited)
    -------------------------------------------------------------------------------------------------------
    SCHEDULES OF INVESTMENTS (continued)
    -------------------------------------------------------------------------------------------------------

    INVESTMENT QUALITY BOND PORTFOLI0 (cont'd)



            Principal
             Amount                                                                          Value
         ----------------                                                             ---------------------

                               Power/Utility    -   2.55%   $700,000    Southern
                California Edison Co.
                                  5.875%, 01/15/01 ..................................              $699,069

                               Resource Recovery - 4.60%
                               WMX Technologies, Inc.
                 500,000          6.700%, 05/01/01 ..................................               500,285
                 750,000          7.125%, 06/15/01 ..................................               760,455
                                                                                      ---------------------
                                                                                                  1,260,740
                                                                                      ---------------------
                               Transportation - 4.59%
               1,300,000       Union Pacific RR Company
                                  6.120%, 02/01/04 ..................................             1,258,621
                                                                                      ---------------------

                               Total Corporate Notes & Bonds
                                  (cost--$13,869,286) ...............................           $13,926,307
                                                                                      ---------------------

         Total Investments
            (cost--$26,952,531) .......................................     99.25%              $27,214,366

         Other Assets in Excess of
            Other Liabilities .........................................      .75%                   204,651
                                                                          ----------- ---------------------

         Total Net Assets .............................................     100.0%              $27,419,017
                                                                          =========== =====================






         See accompanying notes to financial statements.




    February 28, 1998 (Unaudited)
    --------------------------------------------------------------------------------------------------------
    SCHEDULES OF INVESTMENTS (continued)
    --------------------------------------------------------------------------------------------------------


    MUNICIPAL BOND PORTFOLIO

           Principal
            Amount                                                                               Value
         --------------                                                                      ---------------
                             MUNICIPAL NOTES & BONDS (SHORT-TERM ) - 6.07%
                             CALIFORNIA - 1.21%
                             Airport -
              $100,000       Los Angeles California Regional  Airport Leasing
                                3.40%, 12/01/24 ............................................        $100,000
                                                                                              --------------

                             TEXAS - 4.86%
                             Airport - 1.21%
               100,000       Grapevine Texas Industrial Development Corp.
                             DDT 12/01/84
                                3.60%, 12/01/24 ............................................         100,000
                                                                                              --------------
                             Health Facility - 3.65%
               300,000       Harris County Texas Health Facility
                             St. Lukes Episcopal Hospital (Series A)
                                3.40%, 2/15/27 (MBIA insured) ..............................         300,000
                                                                                              --------------
                                                                                                     400,000
                                                                                              --------------
                             Total Short Term  Investments
                                (cost--$500,000)............................................        $500,000
                                                                                              --------------

                             MUNICIPAL NOTES & BONDS - 92.97%
                             ALABAMA - 4.14%
                             Health Care -
              $350,000       Huntsville Alabama Health Care
                             (Series A)
                                5.00%, 6/01/17 .............................................        $341,520
                                                                                              --------------

                             CALIFORNIA - 4.74%
                             Education - 3.77%
                50,000       California State Public Works Board Lease Revenue
                                California State University Projects
                                6.00%, 9/01/15 .............................................          53,583
               250,000       California State Public Works Board Lease Revenue
                                California State University Projects
                                5.375%, 10/01/17 ...........................................         257,418
                                                                                              --------------
                                                                                                     311,001
                                                                                              --------------
                             Water/Sewer -  .97%
                75,000       San Francisco, California City & County Public Utilities
                                Community Water Revenue (Series A)
                                6.00%, 11/01/15 ............................................          79,563
                                                                                              --------------
                                                                                                     390,564
                                                                                              --------------
                             COLORADO - 1.95%
                             Health/Hospital -
               150,000       Denver, Colorado City & County Revenue
                                Children's Hospital Association Project
                                6.00%, 10/01/15 ............................................         160,727
                                                                                             ---------------

                             CONNECTICUT - .26%
                             Housing -
                20,000       Connecticut State Housing Finance Authority
                                Housing Mortgage Financing Program (Series B)
                                6.50%, 5/15/18 .............................................          21,333
                                                                                             ---------------


         See accompanying notes to financial statements.

    February 28, 1998 (Unaudited)
    --------------------------------------------------------------------------------------------------------
    SCHEDULES OF INVESTMENTS (continued)
    --------------------------------------------------------------------------------------------------------

    MUNICIPAL BOND PORTFOLIO (cont'd)

           Principal
            Amount                                                                               Value
         --------------                                                                      ---------------

                             FLORIDA - 2.00%
                             Education -  .45%
               $35,000       Dade County, Florida School Board
                                Certificates of Participation (Series A)
                                5.75%, 5/01/12 (MBIA insured) ..............................         $37,249
                                                                                             ---------------

                             General Obligation -  .91%
                75,000       Florida State Board of Education Capital Outlay
                                5.25%, 6/01/23 (Series D) ..................................          74,682
                                                                                             ---------------

                             Sales Tax - .64%
                50,000       St. Petersburg, Florida Professional Sports Facilities
                                Sales Tax Revenue
                                5.60%, 10/01/15 (MBIA insured) .............................          52,629
                                                                                             ---------------
                                                                                                     164,560
                                                                                             ---------------
                             GEORGIA - 13.66%
                             Airport - 3.89%
               305,000       Atlanta, Georgia Airport Facilities
                                6.25%, 1/01/21  ............................................         320,433
                                                                                             ---------------

                             Education - 2.85%
               215,000       Jackson County, Georgia School District
                                6.00%, 7/01/14 (MBIA insured) ..............................         235,229
                                                                                             ---------------

                             General Obligation - 2.78%
               200,000       Georgia State General Obligation Bonds (Series B)
                                6.25%, 4/01/07 .............................................         229,252
                                                                                             ---------------

                             Power/Utility - 4.14%
               350,000       Municipal Electric Authority Georgia
                                General Resolution (Series A)
                                5.00%, 1/01/20  ............................................         340,900
                                                                                             ---------------
                                                                                                   1,125,814
                                                                                             ---------------
                             IOWA -  .67%
                             Water/Sewer
                50,000       West Des Moines, Iowa Water Revenue
                                6.80%, 12/01/13 (AMBAC insured) ............................          55,326
                                                                                             ---------------

                             KENTUCKY - 1.28%
                             Turnpike/Toll
               100,000       Kentucky State Turnpike Authority
                                Economic Development Road Revenue
                                5.625%, 7/01/15 (AMBAC insured) ............................         105,684
                                                                                             ---------------

                             LOUISIANA - 1.99%
                             General Obligation
               150,000       New Orleans, Louisiana General Obligation Bonds
                                6.125%, 10/01/16 ...........................................         163,623
                                                                                             ---------------




         See accompanying notes to financial statements.


    February 28, 1998 (Unaudited)
    --------------------------------------------------------------------------------------------------------
    SCHEDULES OF INVESTMENTS (continued)
    --------------------------------------------------------------------------------------------------------

    MUNICIPAL BOND PORTFOLIO (cont'd)

           Principal
            Amount                                                                               Value
         --------------                                                                      ---------------

                             MARYLAND - 3.98%
                             Resource Recovery
              $300,000       Maryland State Energy Financing Administration
                                Solid Waste Disposal Revenue Wheelabrator Water Projects
                                6.30%, 12/01/10 ............................................        $327,228
                                                                                             ---------------

                             MASSACHUSETTS - 1.33%
                             General Obligation - .66%
                50,000       Lowell, Massachusetts General Obligation Bonds
                                6.05%, 4/01/11 .............................................          54,596
                                                                                             ---------------

                             Transportation - .67%
                50,000       Massachusetts Bay Transportation Authority
                                General Transportation System (Series B)
                                5.90%, 3/01/24 .............................................          55,057
                                                                                             ---------------
                                                                                                     109,653
                                                                                             ---------------

                             MICHIGAN - 5.01%
                             General Obligation - 3.46%
               250,000       Michigan Municipal Bond Authority
                                General Obligation Bonds
                                6.50%, 10/01/09 ............................................         285,520
                                                                                             ---------------

                             Pollution Control - 1.55%
               125,000       Michigan State Environmental Protection Program
                                5.40%, 11/01/19 ............................................         127,330
                                                                                             ---------------
                                                                                                     412,850
                                                                                             ---------------
                             MISSOURI - .58%
                             Housing -
                45,000       Missouri State Housing Development Community
                                Single Family Mortgage Revenue
                                6.90%, 7/01/18 .............................................          47,883
                                                                                             ---------------

                             NEBRASKA - 0.52%
                             Power/Utility
                40,000       Omaha Public Power District (Series C)
                                5.50%, 2/01/14 .............................................          42,952
                                                                                             ---------------

                             NEVADA - 3.50%
                             General Obligation - 1.58%
                50,000       Clark County, Nevada General Obligation Bonds (Series B)
                                6.00%, 6/01/16 (AMBAC insured) .............................          53,696
                75,000       Nevada State General Obligation Bonds
                                Municipal Bond Bank (Series A)
                                5.50%, 11/01/20 ............................................          76,865
                                                                                             ---------------
                                                                                                     130,561
                                                                                             ---------------
                             Housing - 1.92%
               150,000       Nevada Housing Division
                                Single Family Program (Series A1)
                                6.15%, 4/01/17 .............................................         157,823
                                                                                             ---------------
                                                                                                     288,384
                                                                                             ---------------
         See accompanying notes to financial statements.

    February 28, 1998 (Unaudited)
    --------------------------------------------------------------------------------------------------------
    SCHEDULES OF INVESTMENTS (continued)
    --------------------------------------------------------------------------------------------------------

    MUNICIPAL BOND PORTFOLIO (cont'd)

           Principal
            Amount                                                                               Value
         --------------                                                                      ---------------

                             NEW YORK - 12.16%
                             Education - 1.68%
                             New York State Dormitory Authority
              $125,000          Consolidated City University System
                                5.75%, 7/01/09 .............................................        $138,638
                                                                                             ---------------

                             General Obligation - 6.85%
               300,000       New York City General Obligation Bonds (Series H)
                                6.50%, 3/15/05 .............................................         334,170
               200,000       New York State General Obligation Bonds (Series A)
                                6.50%, 7/15/06 .............................................         229,774
                                                                                             ---------------
                                                                                                     563,944
                                                                                             ---------------
                             Housing -  .97%
                             New York State Mortgage Agency Revenue
                75,000          Homeowner Mortgage (Series 54)
                                6.10%, 10/01/15 ............................................          80,063
                                                                                             ---------------

                             Pollution Control - .52%
                40,000       New York State Environmental Facilities Corp.
                                Pollution Control Revenue
                                5.875%, 6/15/14 ............................................          42,949
                                                                                             ---------------

                             Transportation - 1.32%
               100,000       Metropolitan Transportation  Authority
                                5.50%, 7/01/08 (FGIC insured) ..............................         108,623
                                                                                             ---------------

                             Water/Sewer - .82%
                65,000       New York City Municipal Water Finance Authority
                                Water and Sewer Systems Revenue (Series F)
                                5.50%, 6/15/15 (MBIA insured) ..............................          67,673
                                                                                             ---------------
                                                                                                   1,001,890
                                                                                             ---------------
                             NORTH  DAKOTA - 6.01%
                             Housing -
               500,000       North Dakota State Housing Finance Agency
                             Housing Financial PG. Home Mortgage Fin (Series A)
                                5.25%, 7/01/18 .............................................         495,645
                                                                                             ---------------

                             OHIO - .73%
                             Health/Hospital
                50,000       Lorain County, Ohio Hospital Revenue
                                7.75%, 11/01/13 (AMBAC insured) ............................          60,177
                                                                                             ---------------

                             PENNSYLVANIA - 7.21%
                             Education - 1.92%
               150,000       Pennsylvania State Higher Educational Facilities Authority
                                Health Services Revenue University of Pennsylvania (Series B)
                                5.75%, 1/01/17 .............................................         157,934
                                                                                             ---------------

                             General Obligation - 3.68%
               300,000       Pennsylvania State
                                General Obligation Bonds (Second Series)
                                5.00%, 11/15/12 ............................................         303,452
                                                                                             ---------------

         See accompanying notes to financial statements.

    February 28, 1998 (Unaudited)
    --------------------------------------------------------------------------------------------------------
    SCHEDULES OF INVESTMENTS (continued)
    --------------------------------------------------------------------------------------------------------

    MUNICIPAL BOND PORTFOLIO (cont'd)

           Principal
            Amount                                                                               Value
         --------------                                                                      ---------------
                             PENNSYLVANIA (Cont'd)
                             Tax Allocation - .95%
               $75,000       Philadelphia, Pennsylvania Municipal Authority Revenue
                                5.625%, 11/15/14 (FGIC insured) ............................         $78,773
                                                                                             ---------------

                             Water/Sewer - .66%
                50,000       Pittsburgh, Pennsylvania Water & Sewer Authority
                                Water & Sewer Systems Revenue (Series B)
                                5.60%, 9/01/15 .............................................          54,241
                                                                                             ---------------
                                                                                                     594,400
                                                                                             ---------------
                             PUERTO RICO - .85%
                             Power/Utility -
                65,000       Puerto Rico Electric Power Authority
                                Power Revenue (Series X)
                                6.00%, 7/01/15 .............................................          70,002
                                                                                             ---------------

                             SOUTH CAROLINA - 3.02%
                             Health & Hospitals
               250,000       Spartanburg County, South Carolina
                                Health Services (Series B)
                                5.125%, 4/15/17 ............................................         248,628
                                                                                             ---------------

                             TEXAS - 8.74%
                             General Obligation - 3.38%
                75,000       Houston, Texas General Obligation Bonds (Series C)
                                5.25%, 4/01/14 .............................................          76,329
               175,000       Mesquite, Texas Independent School District
                                General Obligation Bonds
                                5.00%, 8/15/15 .............................................         174,391
                25,000       San Antonio, Texas General Obligation Bonds
                                6.625%, 8/01/14 ............................................          28,278
                                                                                             ---------------
                                                                                                     278,998
                                                                                             ---------------

                             Power/Utility - .63%
                50,000       Brazos River Authority Texas Revenue
                                Houston Light & Power Company
                                5.80%, 8/01/15 (MBIA insured) ..............................          51,842
                                                                                             ---------------

                             Turnpike/Toll -  4.73%
               400,000       Harris County, Texas
                                Toll Road Sub Lien
                                5.00%, 8/15/21 .............................................         389,748
                                                                                             ---------------
                                                                                                     720,588
                                                                                             ---------------
                             UTAH - 3.92%
                             Power/Utility
               300,000       Intermountain Power Agency (Series C)
                                6.00%, 7/01/02  ............................................         322,578
                                                                                             ---------------




         See accompanying notes to financial statements.


    February 28, 1998 (Unaudited)
    --------------------------------------------------------------------------------------------------------
    SCHEDULES OF INVESTMENTS (continued)
    --------------------------------------------------------------------------------------------------------

    MUNICIPAL BOND PORTFOLIO (cont'd)

           Principal
            Amount                                                                               Value
         --------------                                                                      ---------------

                             WASHINGTON - .58%
                             Power/Utility
               $35,000       Seattle, Washington Municipal Light & Power Revenue
                                5.75%, 8/01/11 (Series A) ..................................         $37,017
                10,000       Washington State Public Power Supply Systems
                                Nuclear Project Revenue (Series B)
                                7.25%, 7/01/12 (FGIC insured) ..............................          10,916
                                                                                             ---------------
                                                                                                      47,933
                                                                                             ---------------

                             WISCONSIN - 3.82%
                             Housing
              $300,000       Wisconsin Housing & Economic Development
                                6.20%, 3/01/27 .............................................        $314,883
                                                                                             ---------------

                             WYOMING -  .32%
                             Housing
                25,000       Wyoming Community Development
                                Authority Housing Revenue (Series 1)
                                6.65%, 12/01/06 ............................................          26,585
                                                                                             ---------------


                             Total Long Term  Investments
                                (cost--$7,308,229)..........................................       7,661,408
                                                                                             ---------------

         Total Investments
            (cost--$7,808,229)...........................................      99.04%              8,161,408

         Other Assets in Excess of
            Other Liabilities............................................       0.96%                 79,074
                                                                          ------------------ ---------------

         Total Net Assets................................................      100.0%             $8,240,482
                                                                          ================== ===============





         MBIA - Municipal Bond Investors Assurance
         FGIC - Financial Guaranty Insurance Company
         AMBAC - American Municipal Bond Assurance Company


        See accompanying notes to financial statements.

February 28, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
---------------------------------------------------------------------------------------------------------------

LARGE CAPITALIZATION VALUE PORTFOLIO

        Principal
         Amount                                                                                     Value
      --------------                                                                            ---------------
                          SHORT-TERM CORPORATE/GOVERNMENT NOTES - 19.75%
                          Miscellaneous Financial Services - 11.31%
                          Ford Motor Credit Co.
         $1,453,000       5.46%, 03/02/98   ..............................................           $1,452,780
                          Ford Motor Credit Co.
            120,000       5.48%, 03/02/98  ...............................................              119,982
                          General Motors Acceptance Corporation
          1,130,000       5.50%, 03/30/98  ...............................................            1,124,993
                          American Express Corp.
          1,000,000       5.47%, 03/04/98 ................................................              999,544
                          American Express Corp.
            513,000       5.47%, 03/11/98 ................................................              512,221
                                                                                                ---------------
                                                                                                      4,209,520
                                                                                                ---------------
                          Machinery/Engineering - 4.21%
                          John Deere Cap Corporation
          1,565,000       5.47%, 03/04/98 ................................................            1,564,286
                                                                                                ---------------

                          Federal Farm Credit Bank - .30%
            110,000       5.37%, 03/04/98 ................................................              109,951
                                                                                                ---------------

                          Federal Home Loan Bank - 3.93 %
            410,000       5.59%, 03/02/98 ................................................              409,936
             65,000       5.35%, 03/04/98 ................................................               64,971
            990,000       5.35%, 03/24/98 ................................................              986,616
                                                                                                ---------------
                                                                                                      1,461,523
                                                                                                ---------------

                          Total Short-Term Corporate/Government Notes
                             (cost--$7,345,280)...........................................           $7,345,280
                                                                                                ---------------

         Shares
      --------------
                          COMMON STOCKS - 81.20%
                          Advertising - 1.87%
             13,000       WPP Group PLC ..................................................             $697,125
                                                                                                ---------------

                          Aerospace - 5.40%
              5,000       Textron Inc.  ..................................................              374,688
             14,000       Lockheed Martin Corp.  .........................................            1,633,625
                                                                                                ---------------
                                                                                                      2,008,313
                                                                                                ---------------
                          Airlines - 1.70%
              5,000       AMR Corp.*......................................................              632,813
                                                                                                ---------------

                          Automotive -  2.38%
             23,526       Lucasvarity PLC.................................................              885,166
                                                                                                ---------------

                          Banking -  6.86%
              7,000       Bank of Boston Corp. ...........................................              697,813
              6,300       Citicorp .......................................................              834,750
              3,166       Wells Fargo & Co.  .............................................            1,019,452
                                                                                                ---------------
                                                                                                      2,552,015
                                                                                                ---------------
                          Building & Construction -  2.74%
             13,000       Armstrong World Industries Inc..................................            1,020,500.
                                                                                                ---------------




      See accompanying notes to financial statements.


February 28, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
---------------------------------------------------------------------------------------------------------------

LARGE CAPITALIZATION VALUE PORTFOLIO (cont'd)

         Shares                                                                                     Value
      --------------                                                                            ---------------

                          Chemicals -  3.12%
              9,400       Du Pont (E.I.) de Nemours & Co.  ...............................             $576,338
              6,000       Hercules, Inc.  ................................................              289,875
              5,250       Monsanto Co.  ..................................................              267,093
              1,050       Solutia Inc.  ..................................................               28,678
                                                                                                ---------------
                                                                                                      1,161,984
                                                                                                ---------------

                          Computers -  1.87%
             25,000       Wang Labs Inc.*  ...............................................              696,875
                                                                                                ---------------


                          Conglomerates -  1.68%
              3,800       General Electric Co.  ..........................................              295,450
              8,000       Tenneco, Inc.  .................................................              329,000
                                                                                                ---------------
                                                                                                        624,450
                                                                                                ---------------
                          Cosmetics & Jewelry -  1.33%
              7,000       Avon Products Inc.  ............................................              493,062
                                                                                                ---------------

                          Drugs & Medical Products -  1.83%
             10,680       Becton, Dickinson & Co.  .......................................              679,515
                                                                                                ---------------

                          Electronics - 3.87%
             10,000       Adaptec, Inc.*..................................................              264,376
             16,160       Arrow Electronics, Inc.*........................................              538,330
             10,000       Avnet Inc.  ....................................................              637,500
                                                                                                ---------------
                                                                                                      1,440,206
                                                                                                ---------------
                          Food Services -  2.65%
             18,000       McDonalds Corp. ................................................              985,500
                                                                                                ---------------

                          Healthcare Services -  3.14%
             31,250       Tenet Healthcare Corp.*.........................................            1,166,016
                                                                                                ---------------

                          Insurance - 19.60%
             18,700       Ace Ltd.  ......................................................            1,848,962
             16,950       AFLAC, Inc.  ...................................................            1,041,365
              3,225       American International Group, Inc.  ............................              387,605
             15,000       Everest  Re Holdings, Inc.  ....................................              553,125
             28,620       EXEL Ltd.  .....................................................            1,894,286
              4,700       General Re Corp.  ..............................................            1,001,100
             13,000       Renaissance Re Holdings Ltd.  ..................................              563,875
                                                                                                ---------------
                                                                                                      7,290,318
                                                                                                ---------------
                          Leisure -  3.57%
             13,000       Carnival Corp.  ................................................              765,375
             17,000       Sabre Group Holdings Inc. CL A*   ..............................              561,000
                                                                                                ---------------
                                                                                                      1,326,375
                                                                                                ---------------

                          Machinery/Engineering -  2.29%
             15,600       Caterpillar, Inc.  .............................................              852,150
                                                                                                ---------------

                          Miscellaneous Financial Services -  5.03%
             17,200       Countrywide Credit Industries, Inc.  ...........................              764,325
             23,400       Federal Home Loan Mortgage Corp.  ..............................            1,105,650
                                                                                                ---------------
                                                                                                      1,869,975
                                                                                                ---------------


      See accompanying notes to financial statements.

February 28, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
---------------------------------------------------------------------------------------------------------------

LARGE CAPITALIZATION VALUE PORTFOLIO (cont'd)

         Shares                                                                                     Value
      --------------                                                                            ---------------

                          Printing/Publishing -  .91%
              8,500       Donnelley R R & Sons Co.   .....................................             $336,813
                                                                                                ---------------

                          Retail -  3.21%
             19,650       May Department Stores Co.  .....................................            1,193,737
                                                                                                ---------------

                          Telecommunications -  1.42%
              8,000       Sprint Corp.  ..................................................              528,000
                                                                                                ---------------

                          Textiles -  2.96%
             30,000       Unifi, Inc.   ..................................................            1,102,500
                                                                                                ---------------

                          Transportation -  1.77%
             23,000       Canadian Pacific Ltd  ..........................................              656,937
                                                                                                ---------------


                          Total Common Stocks
                             (cost--$20,133,841) .........................................          $30,200,345
                                                                                                ---------------

      Total Investments
         (cost--$27,479,121) ..............................................        100.95%          $37,545,625

      Other Liabilities in Excess of
         Other Assets .....................................................        (.95%)             (353,908)
                                                                                                ---------------

      Total Net Assets ....................................................       100.0%            $37,191,717
                                                                               ============     ===============

      -------------------------------------------------------------------------

      * Non-income producing security.


    February 28, 1998 (Unaudited)
    --------------------------------------------------------------------------------------------------
    SCHEDULES OF INVESTMENTS (continued)
    --------------------------------------------------------------------------------------------------

    LARGE CAPITALIZATION GROWTH PORTFOLIO

            Shares                                                                        Value
         -------------                                                              ------------------
                           COMMON STOCKS - 98.91%
                           Advertising -  2.50%
               27,750      Interpublic Group of Companies, Inc.  ...............            $1,512,375
                                                                                    ------------------

                           Banking - 6.77%
               17,000      BankAmerica Corp.  ..................................             1,317,500
                9,000      Citicorp  ...........................................             1,192,500
               38,600      Norwest Corp.  ......................................             1,580,188
                                                                                    ------------------
                                                                                             4,090,188
                                                                                    ------------------
                           Building Material/Home Improvement -1.99%
               18,800      Home Depot Inc.  ....................................             1,199,675
                                                                                    ------------------

                           Computers - 2.79%
               52,500      Compaq Computer Corp.  ..............................             1,683,281
                                                                                    ------------------

                           Computer Services - 4.46%
               20,300      Automatic Data Processing, Inc.  ....................             1,239,569
               22,050      Cisco Systems, Inc.*.................................             1,452,544
                                                                                    ------------------
                                                                                             2,692,113
                                                                                    ------------------
                           Computer Software - 4.20%
               18,000      Microsoft Corp.*.....................................             1,525,500
               41,000      Oracle Systems Corp.*................................             1,009,625
                                                                                    ------------------
                                                                                             2,535,125
                                                                                    ------------------
                           Conglomerate - 2.26%
               17,600      General Electric Co.  ...............................             1,368,400
                                                                                    ------------------

                           Cosmetics/Toiletries - 2.13%
               11,900      Gillette Co.  .......................................             1,283,713
                                                                                    ------------------

                           Drugs & Medical Products - 18.23%
               18,000      Abbott Laboratories .................................             1,346,625
               12,000      Bristol Myers Squibb Co..............................             1,202,250
               18,000      Johnson & Johnson ...................................             1,359,000
               38,600      Rite Aid Corp.  .....................................             1,249,675
               23,000      Medtronic Inc. ......................................             1,221,875
               10,600      Merck & Co., Inc.  ..................................             1,352,162
               20,400      Pfizer Inc.  ........................................             1,805,400
               19,400      Schering Plough Corp.  ..............................             1,475,613
                                                                                    ------------------
                                                                                            11,012,600
                                                                                    ------------------
                           Electronics - 3.76%
               30,000      Applied Materials, Inc.*.............................             1,104,375
               13,000      Intel Corp.  ........................................             1,165,938
                                                                                    ------------------
                                                                                             2,270,313
                                                                                    ------------------
                           Entertainment - 2.41%
               13,000      The Walt Disney Co.  ................................             1,455,188
                                                                                    ------------------

                           Finance - 2.33%
               22,100      Federal National Mortgage Corporation ...............             1,410,256
                                                                                    ------------------

                           Food Service -  4.42%
               32,800      Kroger Company* .....................................             1,385,800
               32,500      Starbucks Corp.* ....................................             1,285,781
                                                                                    ------------------
                                                                                             2,671,581
                                                                                    ------------------
         See accompanying notes to financial statements.


    February 28, 1998 (Unaudited)
    --------------------------------------------------------------------------------------------------
    SCHEDULES OF INVESTMENTS (continued)
    --------------------------------------------------------------------------------------------------

    LARGE CAPITALIZATION GROWTH PORTFOLIO (cont'd)


            Shares                                                                        Value
         -------------                                                              ------------------

                           Household Products -  4.87%
               19,000      Colgate-Palmolive Co.  ..............................            $1,542,562
               16,500      Proctor & Gamble Co.  ...............................             1,401,469
                                                                                    ------------------
                                                                                             2,944,031
                                                                                    ------------------
                           Insurance - 2.34%
               11,775      American International Group, Inc.  .................             1,415,208
                                                                                    ------------------

                           Manufacturing - 9.49%
               34,000      Dover Corp.   .......................................             1,313,250
               22,400      Illinois Tool Works, Inc.  ..........................             1,342,600
               31,100      Solectron Corp.*   ..................................             1,504,462
               31,000      Tyco International Ltd.  ............................             1,573,250
                                                                                    ------------------
                                                                                             5,733,562
                                                                                    ------------------
                           Miscellaneous Other - 2.39
               38,449      Cendant Corp.* ......................................             1,441,838
                                                                                    ------------------

                           Miscellaneous Financial Services - 4.20%
               35,000      Charles Schwab & Co. ................................             1,321,250
               17,000      Merrill Lynch & Co. Inc.  ...........................             1,216,563
                                                                                    ------------------
                                                                                             2,537,813
                                                                                    ------------------
                           Retail - 6.84%
               16,600      Dayton Hudson Corp.   ...............................             1,283,387
               37,800      Safeway Inc.*   .....................................             1,318,275
               33,000      Wal-Mart Stores, Inc.  ..............................             1,528,312
                                                                                    ------------------
                                                                                             4,129,974
                                                                                    ------------------
                           Telecommunications - 2.00%
               20,000      Tellabs, Inc.*.......................................             1,207,500
                                                                                    ------------------

                           Tobacco/Beverages/Food Products - 6.35%
               18,000      Coca Cola Co.   .....................................             1,236,375
               41,500      ConAgra Inc.   ......................................             1,245,000
               37,000      PepsiCo, Inc.  ......................................             1,352,812
                                                                                    ------------------
                                                                                             3,834,187
                                                                                    ------------------
                           Toys/Games/Hobby - 2.18%
               31,100      Mattel, Inc.  .......................................             1,315,918
                                                                                    ------------------

                           Total Common Stocks
                              (cost--$39,878,181)...............................           $59,744,839
                                                                                    ------------------

         Total Investments
            (cost--$39,878,181) ....................................       98.91%          $59,744,839

         Other Assets in Excess of
            Other Liabilities ......................................        1.09%              661,285
                                                                         ---------- ------------------

         Total Net Assets ..........................................       100.0%          $60,406,124
                                                                         ========== ==================

         ----------------------------------------------------------------
         *Non - income producing security.






         See accompanying notes to financial statements.

February 28, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
---------------------------------------------------------------------------------------------------------------------

SMALL CAPITALIZATION PORTFOLIO

                  Shares                                                                                 Value
                  ------                                                                                 -----


                                    COMMON STOCKS - 98.71%
                                    Banking - 3.43%
                       15,000       Commercial Federal Corp.  .....................................         $530,625
                       20,550       Queens County Bancorp  ........................................          816,863
                                                                                                        ------------
                                                                                                           1,347,488
                                                                                                        ------------
                                    Building & Construction - 5.14%
                       51,000       Oakwood Homes Corp. ...........................................        2,020,875
                                                                                                        ------------


                                    Computers - 4.50%
                       83,500       Sequent Computer Systems Inc.*  ...............................        1,769,156
                                                                                                        ------------


                                    Computer Software - 3.00%
                       22,400       Sterling Software Inc.* .......................................        1,180,200
                                                                                                        ------------

                                    Electronics - 15.64%
                       31,000       ETEC System Inc.* .............................................        1,625,563
                       41,500       Harman International Industries Inc. ..........................        1,929,750
                       13,000       Varian Associates Inc. ........................................          754,000
                       90,100       Vishay Intertechnology Inc.* ..................................        1,835,788
                                                                                                        ------------

                                                                                                           6,145,101
                                                                                                        ------------
                                    Food Services - 1.29%
                       12,000       Hannaford Bros. Co. ...........................................          506,250
                                                                                                        ------------

                                    Machinery/Engineering - 4.20%
                       69,300       Albany International Corp.  ...................................        1,650,206
                                                                                                        ------------


                                    Manufacturing - 15.13%
                      261,200       BEC Group Inc.*  ..............................................        1,681,475
                       62,000       Silicon Valley Group Inc.*  ...................................        1,689,500
                       20,000       Teleflex Inc.  ................................................          811,250
                       44,000       Toro Co.  .....................................................        1,765,500
                                                                                                        ------------

                                                                                                           5,947,725
                                                                                                        ------------

                                    Measuring Instruments - 2.23%
                       32,500       E.G. & G Inc. .................................................          875,468
                                                                                                        ------------

                                    Media/Broadcasting - 2.15%
                       18,000       Media General Inc. ............................................          846,000
                                                                                                        ------------

                                    Metals/Mining - 4.92%
                       96,000       Oregon Steel Mills Inc. .......................................        1,932,000
                                                                                                        ------------

                                    Miscellaneous Financial Services - 4.93%
                       17,000       Astoria Financial Corp.  ......................................          949,875
                       30,000       T R Financial Corp.  ..........................................          989,063
                                                                                                        ------------

                                                                                                           1,938,938
                                                                                                        ------------

              See accompanying notes to financial statements.




February 28, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
---------------------------------------------------------------------------------------------------------------------

SMALL CAPITALIZATION PORTFOLIO (cont'd)


                  Shares                                                                                 Value
                  ------                                                                                 -----


                                    Oil/Gas - 12.80%
                       74,000       EEX Corp.* ....................................................          633,625
                      116,600       Oceaneering International Inc.* ...............................        1,931,188
                       22,500       Pride International Inc.*  ....................................          513,281
                       37,000       Tritron Energy Ltd.*  .........................................        1,170,125
                       22,000       Valero Energy Corporation  ....................................          781,000
                                                                                                        ------------
                                                                                                           5,029,219
                                                                                                        ------------

                                    Pipelines - 5.07%
                       83,000       Shaw Group Inc.* ..............................................       $1,992,000
                                                                                                        ------------


                                    Retail - 10.17%
                      111,750       American Homestar Corp.* ......................................        2,311,827
                       45,500       Foodmaker Inc.* ...............................................          827,531
                       24,000       Outback Steakhouse Inc.*  .....................................          858,000
                                                                                                        ------------
                                                                                                           3,997,358
                                                                                                        ------------

                                    Tobacco, Beverage/Food Products - 4.11%
                       29,000       Canandaigua Wine Inc.* ........................................        1,616,750
                                                                                                        ------------

                    1,595,400       Total Common Stocks
                                       (cost--$32,666,653) ........................................      $40,420,297
                                                                                                        ------------



                                    Repurchase Agreement - .76%
                     $300,000       Repurchase Agreement dated 02/27/98, maturing 03/02/98 with
                                       State Street Bank & Trust Company, collateralized by $305,000
                                       U.S. Treasury Bonds, 5.50% due 11/15/98; proceeds $300,071
                                       (cost--$300,000) ...........................................         $300,000
                                                                                                        ------------

              Total Investments
                 (cost--$32,966,653) ...........................................       99.47%            $40,720,297

              Other Assets in Excess of
                 Other Liabilities .............................................         .53%                206,365

              Total Net Assets .................................................       100.0%            $40,926,662
                                                                                   ==========           ============

               *   Non-income producing security.

              See accompanying notes to financial statements.


   February 28, 1998 (Unaudited)
   --------------------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (continued)
   --------------------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO

          Shares                                                                   Value
        ------------                                                          -----------------
                          COMMON STOCKS - 97.14%
                          AUSTRALIA - .79%
                          Conglomerates -
              7,500       CSR Ltd. Sponsored ADR ..........................             $99,530
                                                                              -----------------

                          FINLAND - 3.19%
                          Conglomerates
              4,000       Nokia Corp. Sponsored ADR * .....................             403,000
                                                                              -----------------

                          FRANCE - 7.47%
                          Banking - 2.98%
             12,500       Societe Generale France Sponsored ADR * .........             376,891
                                                                              -----------------

                          Chemicals - 2.23%
              6,100       Rhone-Poulenc S.A. Sponsored ADR* ...............             281,744
                                                                              -----------------

                          Oil/Gas -  2.26%
              5,000       Elf Aquitane S.A. Sponsored ADR .................             285,938
                                                                              -----------------
                                                                                        944,573
                                                                              -----------------
                          GERMANY - 10.69%
                          Automotive - 2.93%
              2,700       Sap Aktiengesellschaft Sponsored ADR * ..........             370,587
                                                                              -----------------

                          Banking - 2.45%
              4,500       Deutsche Bank AG Sponsored ADR ..................             309,091
                                                                              -----------------

                          Machinery/Engineering - 2.85%
                600       Mannesmann AG Sponsored ADR .....................             360,379
                                                                              -----------------

                          Utilities - 2.46%
              4,600       Veba AG Sponsored ADR*...........................             311,075
                                                                              -----------------
                                                                                      1,351,132
                                                                              -----------------

                          IRELAND -  2.36%
                          Drugs & Medical Products -
              4,800       Elan PLC  Sponsored ADR*.........................             297,900
                                                                              -----------------

                          ITALY - 5.14%
                          Oil/Gas - 2.42%
              5,200       ENI spa Sponsored ADR ...........................             305,500
                                                                              -----------------

                          Telecommunications - 2.72%
              5,000       Telecom Italia S.P.A. ...........................             344,375
                                                                              -----------------
                                                                                        649,875
                                                                              -----------------
                          JAPAN - 16.52%
                          Banking - .79%
              7,000       Bank of Tokyo-Mitsubishi ADR ....................              99,750
                                                                              -----------------

                          Electronics -5.38%
              4,202       Fujitsu Ltd,. ADR ...............................             236,160
              2,984       Sony Corp. Sponsored ADR ........................             269,866
              1,200       Sumitomo Electric Industries Ltd. ADR ...........             174,780
                                                                              -----------------
                                                                                        680,806
                                                                              -----------------
                          Manufacturing - 2.05%
              1,123       Bridgestone Corp. ADR ...........................             258,682
                                                                              -----------------

                          Merchandising -2.28%
              8,799       Marui Co. Ltd.  ADR .............................             288,355
                                                                              -----------------


        See accompanying notes to financial statements.

   February 28, 1998 (Unaudited)
   --------------------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (continued)
   --------------------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO (cont'd)

          Shares                                                                   Value
        ------------                                                          -----------------
                          JAPAN (cont'd)
                          Photography - 1.18%
              1,300       Canon, Inc. Sponsored ADR .......................            $148,688
                                                                              -----------------

                          Printing/Publishing - 1.34%
              1,000       Dai Nippon Printing Ltd.  ADR ...................             170,189
                                                                              -----------------

                          Telecommunication - 1.50%
              4,300       Nippon Telegraph & Telephone Corp.  Sponsored ADR             189,200
                                                                              -----------------

                          Video Games -  2.00%
             22,000       Nintendo L td*...................................             252,511
                                                                              -----------------
                                                                                      2,088,181
                                                                              -----------------

                          MEXICO - 2.43%
                          Automotive - 1.31%
              5,700       Desc S A De C V Repstg Ser C  SH ADR * ..........             166,013
                                                                              -----------------

                          Banking - 1.12%
             11,800       Empresas Ica Sociedad Control  Sponsored ADR ....             140,862
                                                                              -----------------
                                                                                        306,875
                                                                              -----------------

                          NETHERLANDS - 8.09%
                          Chemicals - 2.33%
              2,900       Akzo Nobel Sponsored ADR ........................             294,350
                                                                              -----------------

                          Printing/Publishing - 2.91%
             11,700       N V Verenigd Bezit VNU Sponsored ADR ............             368,110
                                                                              -----------------

                          Software -  2.85%
              8,000       BAAN Co NVF* ....................................             360,000
                                                                              -----------------
                                                                                      1,022,460
                                                                              -----------------

                          PORTUGAL - 2.08%
                          Telecommunications -
              5,000       Portugal Telecommunication S A Sponsored ADR  .....           263,125
                                                                              -----------------

                          SPAIN -5.23%
                          Banking - 2.61%
              7,100       Banco Bilbao Vizcaya S A  Sponsored ADR* ..........           329,263
                                                                              -----------------

                          Telecommunications - 2.62%
              3,200       Telefonica De Espana S A  Sponsored ADR ...........           331,200
                                                                              -----------------
                                                                                        660,463
                                                                              -----------------

                          SWEDEN - 2.80%
                          Drugs & Medical Products -
             17,500       Astra AB  A SH Sponsored ADR* ...................             353,281
                                                                              -----------------

                          SWITZERLAND - 7.15%
                          Drugs & Medical Products
              2,600       Roche Holdings Ltd.  ADR ........................             304,361
              3,400       Nestle S A SH Sponsored ADR *....................             297,697
              3,300       Novartis AG Sponsored ADR*.......................             300,972
                                                                              -----------------
                                                                                        903,030
                                                                              -----------------

        See accompanying notes to financial statements.


   February 28, 1998 (Unaudited)
   --------------------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (continued)
   --------------------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO (cont'd)

          Shares                                                                   Value
        ------------                                                          -----------------

                          UNITED KINGDOM - 23.20%
                          Airports - .75%
             10,000       BAA Plc. Sponsored ADR ..........................             $95,003
                                                                              -----------------

                          Automotive - 1.87%
              9,800       GKN Pub Ltd Sponsored ADR *......................             236,226
                                                                              -----------------

                          Banking - 2.45%
              2,600       Barclays Plc. Sponsored ADR .....................             309,400
                                                                              -----------------

                          Conglomerate - 1.27%
              8,000       BAT Industries Plc. Sponsored ADR ...............             160,500
                                                                              -----------------

                          Drugs & Medical Products - 3.42%
              3,000       BOC Group Plc. Sponsored ADR ....................              95,812
              6,200       Glaxo Wellcome Plc. Sponsored ADR ...............             336,738
                                                                              -----------------
                                                                                        432,550
                                                                              -----------------
                          Entertainment - .16%
              1,820       Rank Group Plc. Sponsored ADR ...................              20,703
                                                                              -----------------

                          Food Service - 1.11%
              3,369       Diageo Plc Sponsored ADR *.......................             140,024
                                                                              -----------------

                          Insurance - 2.83%
              4,800       Prudential PLC Sponsored ADR*....................             358,015
                                                                              -----------------

                          Leisure  - 1.01%
             25,000       Ladbroke Group Ltd.  Sponsored ADR ..............             127,190
                                                                              -----------------

                          Manufacturing - 1.20%
              6,500       Tomkins Plc. Sponsored ADR ......................             151,125
                                                                              -----------------

                          Media/Broadcasting - .86%
              3,000       Carlton Communications Plc. Sponsored ADR .......             108,375
                                                                              -----------------

                          Merchandising - 2.00%
              8,400       Boots Plc.  ADR .................................             252,407
                                                                              -----------------

                          Oil/Gas - 2.32%
              6,900       Shell Transport & Trading Co. ADR ...............             293,680
                                                                              -----------------

                          Power/Utility - 1.07%
             20,500       General Electric Ltd.  ADR ......................             134,927
                                                                              -----------------

                          Tobacco/Beverages/Food Products - .88%
              6,607       Bass Plc. Sponsored ADR .........................             111,080
                                                                              -----------------
                                                                                      2,931,205
                                                                              -----------------

                          Total Common Stocks
                             (cost--$10,299,552) ..........................         $12,274,630
                                                                              -----------------
        Total Investments
           (cost--$10,299,552) .....................................97.14%          $12,274,630

        Other Assets in Excess of
           Other Liabilities ........................................2.86%              361,414.
                                                                  ----------  -----------------

        Total Net Assets ..........................................100.0%           $12,636,044
                                                                  ==========  =================

        ----------------------------------------------------------
        *  Non-income producing security.

        See accompanying notes to financial statements.

February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                   ------------ ------------- ---------- -----------    --------------  -----------   ------------
                                        U.S.                                 Large          Large
                                    Government  Investment    Municipal Capitalization  Capitalization     Small      International
                                   Money Market Quality Bond    Bond        Value          Growth       Capitalization   Equity
                                     Portfolio   Portfolio    Portfolio   Portfolio       Portfolio       Portfolio     Portfolio
                                  ------------- ----------- ------------ --------------  -------------   ------------   -----------
                Assets
  Investments, at value
 (cost--$27,190,990;$26,952,531;
 $7,808,229; $27,479,121;
 $39,878,181; $32,666,653
 and $10,299,552, respectively)...$27,190,990   $27,214,366  $8,161,408   $37,545,625    $59,744,839     $39,094,734    $12,274,630
  Cash...........................    5,263        1,787,780        --          4,556         861,079             247        359,798
  Receivable for shares of
   beneficial interest sold         859,049         158,569      3,250        321,691         284,318        113,948         19,646
  Deferred organization expenses...  19,174          19,174     19,174         19,174          19,174         19,174         19,174
  Interest receivable..............  26,267         513,715    114,904          --              --                71           --
  Receivable from manager..........    --              --         2,161          --              --              --            --
  Dividends receivable.............    --              --          --           31,452          38,313        14,780         11,962
  Receivable for investments sold..    --            56,064        --            --              --          830,012           --
  Foreign taxes receivable ........    --              --           --            --              --           --             6,976
  Prepaid expenses and other assets   1,466           4,172       260          2,295           6,616           2,695            377
                                   ---------     ------------  -----------   -----------    ----------     ----------- -------------
   Total Assets...................28,102,209      29,753,840    8,301,157    37,924,793     60,954,339     40,075,661    12,692,563
                                  ----------     ------------  ------------  -----------    ----------     ----------- -------------

  Liabilities
   Payable to manager.............     9,586          11,013        --           16,566         20,181         18,572         7,623
   Administration fee payable ....     2,177           2,149          722         2,869          4,648          3,062           987
   Payable for overdrafts.........      --              --         14,209          --              --             --             --
   Payable for shares of beneficial
     interest redeemed............    94,702          23,918       18,763        49,918         90,122          6,949        11,930
   Dividends payable..............       769           1,792          119          --             --              --            --
   Payable for investments purchased    --         2,260,521         --         636,421        387,055        705,910           --
   Other payables and accrued
         expenses..................   45,095          35,430       26,862        27,302         46,209         40,069        35,979
                                   -----------    ------------    ---------    ----------    -----------    ----------  ------------
      Total Liabilities............  152,329       2,334,823       60,675       733,076        548,215        774,562        56,519
                                   -----------    ------------    ---------    ----------    -----------    ----------  ------------

  Net Assets
   Shares of beneficial interest
               at par value........  279,518          26,873        7,786        18,364         29,860         24,285        10,940
   Paid-in-surplus                27,672,189      27,064,949    7,868,678    25,962,613     39,817,051     29,168,563    10,888,870
   Accumulated undistributed net
     investment income (loss)         --             (3,131)     (11,632)     (453,548)       (137,255)    (1,124,292)     (18,494)
   Accumulated net realized gain
     (loss) on investments and
      foreign currency transaction   (1,827)          68,490       22,470     1,597,785        829,809       4,804,462    (220,350)

   Net unrealized appreciation
      (depreciation) on investments    --            261,835      353,180    10,066,504     19,866,659       6,428,081    1,975,078
                                  ------------    ------------  -----------  -----------   -------------    -----------  -----------
     Total Net Assets...........  $27,949,880    $27,419,017    $8,240,482   $37,191,717    $60,406,124     $39,301,099 $12,636,044
                                  ============   =============  ===========  ===========   =============    =========== ============

 Shares of beneficial interest.....27,951,707      2,687,235       778,623     1,836,408      2,985,909      2,428,493   1,093,858
         outstanding
                                  ------------   ------------- ------------  -----------   -------------    ----------- ------------
 Net asset value and offering
 price per share                        $1.00         $10.20        $10.58        $20.25         $20.23         $16.18      $11.55
                                  =============  ============= ============  ===========   =============     ========== ============





          See accompanying notes to financial statements.

    Six Months Ended February 28, 1998 (Unaudited)
    --------------------------------------------------------------------------------------------------------------------------------
    STATEMENTS OF OPERATIONS
    --------------------------------------------------------------------------------------------------------------------------------

                                    -------------- ------------ ------------ -------------  ------------- -------------  -----------
                                         U.S.                                    Large          Large
                                      Government    Investment    Municipal  Capitalization  Capitalization   Small    International
                                     Money Market  Quality Bond      Bond         Value          Growth    Capitalization   Equity
                                       Portfolio     Portfolio    Portfolio    Portfolio      Portfolio     Portfolio     Portfolio
                                    -------------- ------------ ------------ -------------  ------------- -------------  -----------
    Investment Income
      Dividends ...................       --             --           --         $173,458(1)    $214,358       $94,130      $65,699
      Interest ....................    $756,163       $736,527     $194,552       124,080         29,994        18,683       --
                                    -------------- ------------ ------------ -------------  ------------- -------------  -----------
        Total investment income ...     756,163        736,527      194,552       297,538        244,352       112,813       65,699
                                    -------------- ------------ ------------ -------------  ------------- -------------  -----------

    Operating Expenses
      Management fees (note 2a) ...      64,617         65,461       20,090       103,877        168,324       107,136       42,314
      Administration fees
         (note 2c).................      16,324         14,282        4,383        19,177         31,075        19,779        6,770
      Transfer and dividend
         disbursing agent fees.....      34,933         24,435        9,050        31,132         48,870        30,770       14,480
      Custodian fees (note 2a) ....      24,543         31,849       28,484        25,951         24,039        33,813       34,419
      Registration fees ...........       9,846         11,111        8,004        11,123         12,566        11,717.       8,765
      Amortization of deferred
         organization expenses
         (note 1c) ................       6,322          6,322        6,322         6,322          6,322         6,322        6,322
      Auditing fees ...............       5,108          5,108        5,553         5,108          5,108        (1,934)       7,240
      Reports and notices to
         shareholders..............       4,503          3,752        1,271         4,693          8,214         4,357        1,723
      Legal fees ..................       2,326          1,901          570         2,367          4,062         2,210          780
      Trustees' fees ..............       3,663            447          447           447          4,835           447          447
      Miscellaneous ...............       3,657          2,993        1,544         3,423          4,958         3,356        1,879
                                    -------------- ------------ ------------ -------------  ------------- -------------  -----------
        Total operating expenses ..     175,842        167,661       85,718       213,620        318,373       217,973      125,139
          Less: Management fees
            waived and/or expenses
            assumed (note 2a)......     (22,694)       (13,804)     (41,457)       (5,988)           (76)       (4,648)     (29,835)
                Expense offset
                 arrangement
                 (note 2a).........        (108)       (11,034)        (429)         (611)       (15,894)         (328)     (16,319)
                                    -------------- ------------ ------------ -------------  ------------- -------------  -----------
          Net operating expenses ..     153,040        142,823       43,832       207,021        302,403       212,997       78,985
                                    -------------- ------------ ------------ -------------  ------------- -------------  -----------

          Net investment income (loss)  603,123        593,704      150,720        90,517        (58,051)     (100,184)     (13,286)
                                    -------------- ------------ ------------ -------------  ------------- -------------  -----------

    Realized and Unrealized
    Gain(Loss) on Investments-Net
      Net realized gain (loss)
         on securities.............      (1,693)       130,432       20,095     1,256,208      1,166,199     3,980,513     (164,973)
      Net realized gain on
         foreign currency
         transactions ..............        --           --            --           --             --            --            --
                                    -------------- ------------ ------------ -------------  ------------- -------------  -----------
      Net realized gain (loss)
         on investments.............     (1,693)       130,432       20,095     1,256,208      1,166,199     3,980,513     (164,973)

      Net change in unrealized
         appreciation(depreciation)
         on investments............         --         142,949      171,464     2,678,377      7,804,510       881,923    1,088,593
                                    -------------- ------------ ------------ -------------  ------------- -------------  -----------

      Net realized gain (loss) and
         change in unrealized
         appreciation (depreciation)
         on investments............      (1,693)       273,381      191,559     3,934,585      8,970,709     4,862,436      923,620
                                    -------------- ------------ ------------ -------------  ------------- -------------  -----------

      Net increase in net assets
          resulting from
          operations ..............    $601,430       $867,085     $342,279    $4,025,102     $8,912,658    $4,762,252     $910,334
                                    ============== ============ ============ =============  ============= =============  ===========

    (1) Net of  foreign  withholding  taxes  of  $2,099  and  $5,030  for  Large
Capitalization Value and International Equity, respectively.



    See accompanying notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                     ------------------------------- ------------------------------ --------------------------------
                                       U.S. Government Money Market     Investment Quality Bond               Municipal Bond
                                                Portfolio                      Portfolio                         Portfolio
                                     ------------------------------- ------------------------------ --------------------------------

                                      6 Months Ended    Year Ended    6 Months Ended    Year Ended    6 Months Ended    Year Ended
                                     February 28,1998 August 31,1997 February 28,1998 August 31,1997 February 28,1998 August 31,1997

                                     ---------------- -------------- ---------------- -------------- ---------------- --------------
Operations
  Net investment income (loss) ......     $603,123      $1,128,847       $593,704      $1,025,416       $150,720       $261,692
  Net realized gain (loss)
    on investments ..................       (1,693)           (101)       130,432         (24,955)        20,095         24,803
  Net change in unrealized
    appreciation (depreciation)
    on investments ..................          --            --           142,949         385,534        171,464        179,068
                                       -------------  -------------- --------------  -------------- --------------  -------------
    Net increase (decrease) in
      net assets resulting from
      operations ....................      601,430       1,128,746        867,085       1,385,995        342,279        465,563
                                       -------------  -------------- --------------  -------------- --------------  -------------
Dividends and Distributions to
Shareholders
  Net investment income .............     (603,123)     (1,128,847)      (593,670)     (1,046,193)      (162,352)      (260,619)
  Net realized gain .................         --             --           (33,855)          --           (10,602)        (1,073)
                                       -------------  -------------- --------------  -------------- --------------  -------------
    Total dividends and distributions
      to shareholders ...............     (603,123)     (1,128,847)      (627,525)     (1,046,193)      (172,954)      (261,692)
                                       -------------  -------------- --------------  -------------- --------------  -------------

Share Transactions of
Beneficial Interest
  Net proceeds from sales ...........   14,496,997      29,208,442      7,166,541      11,370,735      1,631,360      3,823,165
  Reinvestment of dividends and
    distributions ...................      583,399       1,098,942        667,667       1,022,378        171,766        259,144
  Cost of shares redeemed ...........  (15,700,593)    (24,641,813)    (3,162,166)     (7,089,550)      (955,143)    (1,770,754)
                                       -------------  -------------- --------------  -------------- --------------  -------------
    Net increase (decrease) in net
      assets from share transactions
      of beneficial interest ........     (620,197)      5,665,571      4,672,043       5,303,563        847,983      2,311,555
                                       -------------  -------------- --------------  -------------- --------------  -------------

        Total increase in net assets       621,890)      5,665,470      4,911,603       5,643,365      1,017,308      2,515,426

Net Assets
  Beginning of period ...............   28,571,770      22,906,300     22,507,414      16,864,049      7,223,174      4,707,748
                                       -------------  -------------- --------------  -------------- --------------  -------------
  End of period (including
    undistributed (overdistributed)
    net investment income of $0, $0;
    ($3,131), $1,533; ($11,632),
    $1,073; ($453,548), $100,767;
    ($137,255), 1,896; $1,124,292),
    $1,896; ($18,494) and ($6,422),
    respectively) ...................  $27,949,880     $28,571,770    $27,419,017     $22,507,414     $8,240,482     $7,223,174
                                       =============  ============== ==============  ============== ==============  =============

Shares of Beneficial Interest
Issued and Redeemed
  Issued ............................   14,496,998       29,208,442       701,779       1,132,061        154,382        376,537
  Issued from reinvestment of
    dividends and distributions .....      583,399        1,098,942        65,475         101,660         16,331         25,376
  Redeemed ..........................  (15,700,593)     (24,641,813)     (310,177)       (705,446)       (91,230)      (173,590)
                                       -------------  -------------- --------------  -------------- --------------  -------------
    Net increase (decrease)..........     (620,196)       5,665,571       457,077         528,275         79,483        228,323
                                       =============  ============== ==============  ============== ==============  =============





   See accompanying notes to financial statements.


------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------- -------------------------------- -------------------------------- ---------------------------------
  Large Capitalization Value        Large Capitalization Growth            Small Capitalization              International Equity
         Portfolio                           Portfolio                          Portfolio                         Portfolio
-------------------------------- -------------------------------- -------------------------------- ---------------------------------


 6 Months Ended    Year Ended     6 Months Ended    Year Ended     6 Months Ended    Year Ended     6 Months Ended     Year Ended
February 28,1998 August 31, 1997 February 28,1998 August 31, 1997 February 28,1998 August 31, 1997 February 28, 1998 August 31, 1997
---------------- --------------- ---------------- --------------- ---------------- --------------- ----------------- ---------------

     $90,517         $146,306         ($58,051)        ($48,190)       ($100,184)       ($161,829)        ($13,286)       $30,456
   1,256,208          818,090        1,166,199        2,749,355        3,980,513        3,054,526         (164,973)        53,835

   2,678,377        5,463,243        7,804,510        9,619,691          881,923        1,552,671        1,088,593        933,958
----------------  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------  ------------

   4,025,102        6,427,639        8,912,658       12,320,856        4,762,252        4,445,368          910,334      1,018,249
----------------  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------  ------------



    (125,990)        (127,527)        --               --               --               --                (45,288)      (162,685)
    (922,236)        (390,714)      (2,127,182)        --             (1,999,133)      (1,384,063)        --                 (164)
----------------  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------  ------------

  (1,048,226)        (518,241)      (2,127,182)        --             (1,999,133)      (1,384,063)         (45,288)      (162,849)
----------------  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------  ------------



   6,320,988       13,038,032        9,654,311       18,266,314       11,290,319        8,766,703        2,242,643      4,769,883
   1,033,466          512,658        2,098,284         --              1,976,468        1,374,155           44,587        159,504
  (2,815,430)      (8,058,730)      (5,330,440)     (17,350,873)      (5,510,211)      (6,492,135)        (905,139)    (2,252,818)
----------------  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------  ------------

   4,539,024        5,491,960        6,422,155          915,441        7,756,576        3,648,723        1,382,091      2,676,569
----------------  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------  ------------

   7,515,900       11,401,358       13,207,631       13,236,297       10,519,695        6,710,028        2,247,137      3,531,969


  29,675,817       18,274,459       47,198,493       33,962,196       28,781,404       22,071,376       10,388,907      6,856,938
----------------  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------  ------------





 $37,191,717      $29,675,817      $60,406,124      $47,198,493      $39,301,099      $28,781,404      $12,636,044    $10,388,907
================  ===============  ===============  ===============  ===============  ===============  ===============  ============



     354,450          797,161          515,613        1,172,529          732,258          671,535          205,288        456,093

      53,874           32,655          110,902         --                131,586          107,862            4,136         15,919
    (170,150)        (496,095)        (282,336)      (1,112,030)        (348,136)        (492,311)         (82,631)      (219,913)
----------------  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------  ------------
     238,174          333,721          344,179           60,499          515,708          287,086          126,793        252,099
================  ===============  ===============  ===============  ===============  ===============  ===============  ============


February 28,1998 (Unaudited)

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


The Saratoga Advantage Trust (the "Trust") was organized on April 8, 1994 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust consists of seven portfolios: the U.S. Government Money Market Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Small Capitalization Portfolio and the International Equity Portfolio. Saratoga Capital Management (the "Manager") serves as the Trusts' manager. Each of the Portfolios are provided with discretionary advisory services of an Adviser identified, retained, supervised and compensated by the Manager. The following serve as Advisers (the "Advisers") to their respective portfolio(s): OpCap Advisors (formerly Quest for Value Advisors): Municipal Bond and Large Capitalization Value; Fox Asset Management Inc.: Investment Quality Bond; Harris Bretall Sullivan and Smith, Inc.: Large Capitalization Growth; Thorsell, Parker Partners, Inc.: Small Capitalization; Sterling Capital Management Co.: U.S. Government Money Market and Ivory & Sime International, Inc.: International Equity. Unified Fund Services, Inc. (the "Administrator") provides the Trust with administrative services. Unified Management Corporation serves as the Trust's distributor. On August 19, 1994, U.S. Government Money Market issued 100,000 shares to the Manager for $100,000 to provide initial Capital for the Trust. The following is a summary of significant accounting policies consistently followed by each Portfolio:


     (a)  Valuation of Investments

Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short - term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. U.S. Government Money Market values all of its securities on the basis of amortized cost which approximates market value. Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

     (b)  Federal Income Tax

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantally all of its taxable and tax-exempt income to shareholders; accordingly, no Federal income tax provision is required.

     (c)  Deferred Organization Expenses

In connection with the Trust's organization, each Portfolio incurred approximately $66,000 in costs. These costs have been deferred and are being amortized to expense on a straight-line basis over sixty months from commencement of operations.

     (d)  Security Transactions and Other Income

     Security transactions are recorded on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

     (e)  Dividends and Distributions


     The following table summarizes each Portfolio's dividend and capital gain declaration policy:


                                              Income
                                             Dividends    Capital Gains
                                           ------------------------------

        U.S. Government Money Markey         daily *        annually
        Investment Quality Bond              daily *        annually
        Municipal Bond                       daily *        annually
        Large Capitalization Value          annually        annually
        Large Capitalization Growth         annually        annually
        Small Capitalization                annually        annually
        International Equity                annually        annually
            *  paid monthly


     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.


February 28,1998 (Unaudited)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     (f)  Purchased Put Option Accounting Policy

     When a Portfolio purchases a put option, it pays a premium and an amount equal to the premium is recorded as an investment. The option is subsequently marked-to-market to reflect its current market value. The Portfolio, as purchaser of an option, has control over whether the option is exercised. If an option expires, the Portfolio realizes a loss in the amount of the premium paid. If an option is exercised, the premium paid is an adjustment to the proceeds from the sale in determining whether the Portfolio has realized a gain or loss. If a Portfolio enters into a closing sale transaction, the difference between the premium paid and the amount received from the sale is the realized gain or loss. The Portfolio, as a purchaser of an option, bears the risk of the potential inability of the counter parties to meet the terms of their contracts. No options were outstanding as of February 28,1998.

     (g)  Allocation of Expenses

     Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios or another reasonable basis. Actual results could differ from those estimates.

     (h)  Other

     The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements.

2. MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

          (a) The management fees are payable monthly by the Portfolio to the Manager and are computed daily at the following annual rates of each Portfolio's average daily net assets: .475% for U.S. Government Money Market; .55% for Investment Quality Bond and Municipal Bond; .65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization and .75% for International Equity.

          For the six months ended February 28,1998, the Manager voluntarily waived all of its management fees and assumed $21,367 in other operating expenses for Municipal Bond . The Manager also voluntary waived $22,694; $13,804; $5,988; $76; $4,648 and $29,835 in management fees for U.S.
     Governament Money Market, Investment Quality Bond, Large Capitalization Value, Large Capitalization Growth, Small Capitalization and International Equity, respectively, for the six months ended February 28,1998.


          The Portfolios also benefit from an expense offset arrangement with their custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing assets, they would have generated income for their respective Portfolios.



          (b) The Manager, not the Portfolios, pays a portion of its management fees to the Advisers at the following annual rates of each Portfolios' average daily net assets: .125% for U.S. Government Money Market; .20% for Investment Quality Bond and Municipal Bond; .30% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization and .40% for International Equity.



          (c) The administration fee is accrued daily and payable monthly to the Administrator. The administration fee for the six months ended February 28,1998 was accrued at an annual rate of the lesser of .12% of each Portfolio's average daily net assets or $234,000 for the Trust.


  3.    PURCHASES AND SALES OF SECURITIES

          For the six months ended February 28,1998 purchases and sales of investment securities, other than short-term securities were as follows:

                                            Purchases        Sales
                                          ------------------------------
          Investment Quality Bond          $17,717,683     $9,145,586
          Municipal Bond                     1,084,284        692,142
          Large Capitalization Value         5,886,071      4,671,182
          Large Capitalization Growth       16,247,010     10,991,234
          Small Capitalization              17,597,470      8,163,682
          International Equity               5,440,132      3,851,309


     4.   UNREALIZED APPRECIATION (DEPRECIATION) FOR FEDERAL INCOME TAX PURPOSES

          At February 28,1998, the composition of unrealized appreciation (depreciation) of investment securities were as follows:



                                     Appreciation  (Depreciation)      Net
                                    -------------------------------------------
      Investment Quality  Bond       $310,658        (48,823)        $261,835
      Municipal Bond                  357,535         (4,355)         353,180
      Large Capitalization Value   10,124,905        (58,401)      10,066,504
      Large Capitalization Growth  19,952,167        (85,508)      19,866,659
      Small Capitalization          6,946,740       (518,659)       6,428,081
      International Equity          2,247,627       (272,549)       1,975,078


     For U.S. federal income tax, the cost of securities owned at February 28,1998 was substantially the same as the cost of securities for financial statement purposes.

February 28,1998 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------



5.   AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

     Each Portfolio has unlimited shares of beneficial interest authorized with $.001 par value per share.



6.   FINANCIAL INSTRUMENTS AND ASSOCIATED RISKS

     When a Portfolio purchases a put option, it is generally to hedge against adverse movements in the value of Portfolio holdings. The risk of buying an option is that the Portfolio will pay a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing securities transaction if an illiquid market exists.


7.   CAPITAL LOSS CARRYFORWARDS

     At August 31,1997, the following portfolios had, for Federal income tax purposes, unused capital loss carryforwards available to offset future capital gains through the following fiscal years ended August 31:

        Name of Portfolio                          Total          2003           2004         2005

     U.S. Government Money Market Portfolio       $ 32             --             --            $32
     Investment Quality Bond  Portfolio           $6,147           --             --         $6,147
     International Equity  Portfolio              $8,875           --             --         $8,875


--------------------------------------------------------------------------------
FINANCIAL   HIGHLIGHTS  (For  a  share   outstanding   throughout  each  period)
--------------------------------------------------------------------------------


               INCOME FROM                             DIVIDENDS AND
            INVESTMENT OPERATIONS                      DISTRIBUTIONS                                           RATIOS
     ---------------------------------------      -----------------------                       ------------------------------------

                                                             Distributions
                           Net                                   to
                           Realized              Dividends   Shareholders                         Ratio of  Ratio of Net
       Net                 and                     to          from        Net            Net      Net        Net
       Asset               Unrealized   Total    Shareholders   Net       Asset          Assets  Operating Investment
       Value,    Net       Gain         from       from       Realized    Value,         End    Expenses    Income  Portfolio
       Beginning Investment(Loss)      Invest-      Net        Gains       End            of       to       (Loss)   Turn-   Average
       of        Income    on           ment     Investment     on         of   Total   Period  Average  to Average  over Commission
       Period    (Loss)    Investments Operations  Income    Investments Period Return*(000's) Net Assets Net Assets Rate    Rate

U.S.
Government
Money Market
Portfolio

Six Months
Ended February
28,1998
    $1.000       $0.022    $0.000       0.022    ($0.022)       --      $1.000   2.28% $27,950  1.12%(1,4) 4.40%(1,4) --     --
Year Ended
August 31,
 1997
     1.000        0.043     0.000       0.043     (0.043)       --       1.000   4.41%  28,572  1.12%(1)   4.31%(1)   --     --
Year Ended
 August 31,
  1996
     1.000        0.044     0.000       0.044      (0.044)      --       1.000   4.47%  22,906  1.13%(1)   4.30%(1)   --     --
September 2,
1994 (2)to
 August 31,
  1995
     1.000(3)     0.052     0.000       0.052      (0.052)      --       1.000   5.36%   5,072  0.40%(1,4) 5.38%(1,4) --     --

(1) During the six months ended February 28,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.28% and 4.22%, annualized, respectively, for the six months ended February 28,1998, 1.35% and 4.08%, respectively, for the year ended August 31,1997, 1.79% and 3.64%, respectively, for the year ended August 31,1996 and 6.69% and (0.91%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.

Investment Quality Bond Portfolio

Six Months
Ended
February
28,1998
     $10.09        $0.25    $0.12     $0.37    ($0.25)   ($0.01)      $10.20      3.77%   $27,419   1.18%(1,4) 4.89%(1,4) 39%   --

Year Ended
August 31,
1997
       9.91         0.51     0.18      0.69    (0.51)     0.00        10.09       7.16%    22,507   1.28%(1)   5.03%(1)   30%   --

Year Ended
 August 31,
 1996
       10.08        0.48    (0.16)     0.32    (0.48)    (0.01)        9.91       3.23%    16,864   1.31%(1)   4.84%(1)   55%   --

 September 2,
 1994 (2)
 to August 31, 1995
       10.00(3)     0.60     0.08      0.68    (0.60)      --         10.08       7.12%     4,503   0.45%(1,4) 5.77%(1,4) 18%   --

     (1) During the six months ended February 28,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.38% and 4.69%, annualized, respectively, for the six months ended February 28,1998, 1.52% and 4.71%, respectively, for the year ended August 31,1997, 2.12% and 3.90%, respectively, for the year ended August 31,1996 and 7.93% and (1.71%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.

Municipal Bond Portfolio

Six Months Ended
February 28,1998
      $10.33       $0.21  $0.27     $0.48   ($0.22)    ($0.01)     $10.58       4.87%     $8,240   1.18%(1,4) 4.05%(1,4)10%    --
Year Ended
August 31,
1997   10.00        0.43   0.33      0.76    (0.43)      --         10.33       7.67%      7,223   1.21% (1)  4.19% (1) 20%    --

Year Ended
August 31,
1996   9.93         0.41   0.07      0.48    (0.41)      --         10.00       4.88%      4,708   1.23% (1)  4.03% (1) 12%    --

September  2,
 1994 (2) to
 August 31,
 1995  10.00(3)      0.51 (0.07)     0.44    (0.51)      --          9.93       4.65%      1,477   0.37%(1,4) 4.79% (1,4) 27% --

     (1) During the six months ended February 28,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 2.30% and 2.92%, annualized, respectively, for the six months ended February 28,1998, 2.96% and 2.43%, respectively, for the year ended August 31,1997, 5.32% and (0.12%), respectively, for the year ended August 31,1996 and 20.15% and (14.99%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.

     ---------------------------------------------------------------------------
     FINANCIAL  HIGHLIGHTS  (For a share  outstanding  throughout  each  period)
     ---------------------------------------------------------------------------


                         INCOME FROM                 DIVIDENDS AND
                      INVESTMENT OPERATIONS          DISTRIBUTIONS                                        RATIOS
                    --------------------------   ----------------------------                -------------------------------------



                                                                                                 Ratio    Ratio
                                                             Distributions                        of       of
                            Realized               Dividends      to                              Net      Net
                              and                     to     Shareholders  Net          Net    Operating Investmet
          Net Asset  Net    Unrealized          Shareholders  from Net    Asset        Assets  Expenses   Income
            Value,  Invest-  Gain        Total      from      Realized    Value,       End       to     (Loss)to
          Beginning  ment   (Loss)       from       Net        Gains       End          of     Average   Average Portfolio Average
             of     Income   on        Investment Investment    on         of   Total  Period   Net       Net    Turnover Commission
          Period    (Loss) Investments Operations  Income    Investments Period Return*(000's) Assets    Assets  Rate     Rate

Large Capitalization
 Value Portfolio

Six Months Ended
February 28,1998
           $18.57   $0.05   $2.25       $2.30      ($0.38)   ($0.24)    $20.25 12.64% $37,191 1.26%(1,4) 0.55%(1,4)  21%      $0.06

Year Ended
 August 31,1997
            14.45   0.09    4.37        4.46       (0.08)    (0.26)      18.57 31.37%  29,676 1.31%(1)  0.60%(1)     25%      0.06

Year Ended
 August 31, 1996
            12.30   0.07    2.33        2.40       (0.11)     (0.14)     14.45 19.73%  18,274 1.28%(1)  0.97%(1)     26%      0.06

September 2, 1994(2)
to August 31, 1995
            10.00(3) 0.15   2.20        2.35        (0.05)      --       12.30  23.60%  5,515  0.40%(1,4)2.29%(1,4)  33%       --

     (1) During the six months ended February 28,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.30% and 0.51%, annualized, respectively, for the six months ended February 28,1998, 1.56% and 0.35%, respectively, for the year ended August 31,1997, 2.19% and 0.04%, respectively, for the year ended August 31,1996 and 6.54% and (3.85%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.

Large Capitalization Growth Portfolio

Six Months Ended
February 28,1998
           $17.87  ($0.02)   $3.14      $3.12        --       ($0.76)    $20.23 6.06% $60,406 1.14%(1,4)(0.22%)(1,4) 24%      $0.05

Year Ended
August 31,1997
            13.16   (0.02)    4.73       4.71        --         --       17.87 35.79% 47,197  1.36%(1)  (0.12%)(1)    53%      0.07

Year Ended
August 31,1996
            12.86   (0.02)    0.35       0.33       (0.01)     (0.02)    13.16  2.56% 33,962  1.34%(1)  (0.13%)(1)    50%      0.07

September 2, 1994 (2)
to August 31, 1995
            10.00(3) 0.02     2.85       2.87       (0.01)       --      12.86 28.77% 11,107  0.51%(1,4) 0.32%(1,4)   23%       --

     (1) During the six months ended February 28,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.19% and (0.28%), annualized, respectively, for the six months ended February 28,1998, 1.36% and (0.20%), respectively, for the year ended August 31,1997, 1.67% and (0.60%), respectively, for the year ended August 31,1996 and 5.00% and (4.17%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.

Small Capitalization Portfolio

Six Months Ended
February 28,1998
          $15.05  ($0.05)    $2.11     $2.06      ($0.33)       ($0.60) $16.18 14.21% $39,301  1.25%(1,4)(0.59%)(1,4) 37%     $0.04
Year Ended
August 31, 1997
           13.58   (0.07)     2.37      2.30        --           (0.83)  15.05 18.07%  28,781  1.30% (1) (0.70%) (1)  162%     0.06
Year Ended
 August 31, 1996
           12.62   (0.09)     1.44      1.35      ($0.00)        (0.39)  13.58 11.03%  22,071  1.25% (1) (0.83%)(1)   95%      0.06
September 2, 1994 (2)
to August 31, 1995
           10.00(3) 0.02      2.61      2.63       (0.01)         --     12.62 26.38%  15,103  0.42%(1,4) 0.07%(1,4) 111%        --

     (1) During the six months ended February 28,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.28% and (0.62%), annualized, respectively, for the six months ended February 28,1998, 1.64% and (1.04%), respectively, for the year ended August 31,1997, 1.84% and (1.42%), respectively, for the year ended August 31,1996 and 3.57% and (3.08%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                              INCOME FROM                     DIVIDENDS
                               INVESTMENT                      AND
                              OPERATIONS                   DISTRTIBUTIONS                                   RATIOS
                     -------------------------------   -------------------------             --------------------------------------

                                                                                                          Ratio of
                                 Net                            Distributions                    Ratio of  Net
                               Realized             Dividends        to                            Net    Investment
                                and                    to       Shareholders Net           Net Operating Income
           Net Asset Net      Unrealized           Shareholders from Net    Asset         Assets Expenses(Loss)
            Value,   Invest-   Gain       Total     from Net     Realized    Value,        End    to      to
 .          Beginning ment    (Loss)from    from    Gains        End        End            of   Average Average   Portfolio  Average
             of      Income     on       Investment Investment    on         of    Total  Period Net     Net     Turnover Commission
           Period    (Loss)  Investments Operations Income    Investments   Period Return*(000's)Assets  Assets     Rate      Rate

International Equity Portfolio

Six Months Ended
February 28,1998
            $10.74   ($0.02)   $0.88      $0.86     ($0.05)       --       $11.55 7.87% $12,636 1.37%(1,4)(0.23%)(1,4) 34%    $0.05
Year Ended
August 31,1997
              9.59     0.23     1.12       1.35      (0.20)       --        10.74 14.39% 10,389 1.64%(1)  0.32%(1)     58%     0.06
Year Ended
 August 31, 1996
              9.33     0.00     0.34       0.34      (0.03)     (0.05)       9.59  3.68%  6,857 1.65%(1)  0.23%(1)     58%     0.09
September 2, 1994 (2)
to August 31, 1995
             10.00(3)  0.05    (0.71)     (0.66)     (0.01)        --        9.33 (6.61%) 2,907 0.38%(1,4)1.03%(1,4)   36%     --


(1) During the six months ended February 28,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 2.17% and (1.03%), annualized, respectively, for the six months ended February 28,1998, 2.76% and (1.00%), respectively, for the year ended August 31,1997, 3.91% and (2.33%), respectively, for the year ended August 31,1996 and 8.96% and (7.55%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.

--------------------------------------------------------------------------------
(2) Commencement of operations.
(3) Initial offering price.
(4) Annualized.


* Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

Shareholder Votes


A special meeting of the shareholders of the trust was held on October 31, 1997. The information below gives a brief description of each matter voted upon at the meeting and the number of votes for, against or withheld, as well as the number of abstentions as to each matter.



I.A. Proposal:  To approve the investment  advisory  agreement  between Saratoga
     Capital Management (the "Manager" or "SCM") and OpCap Advisors with respect to the Municipal Bond Portfolio (to be voted on by shareholders of the Municipal Bond Portfolio only);


Portfolio                  For               Against               Abstain
---------                  ---               -------               -------

Municipal Bond           347,964.1670           72.5560           27,609.1170



I.B. Proposal:  To approve the investment advisory agreement between the Manager and OpCap Advisors with respect to the Large Capitalization Value Portfolio, (to be voted on by the shareholders of the Large Capitalization Value Portfolio only);


Portfolio                  For               Against               Abstain
---------                  ---               -------               -------

Large Capitalization   591,571.6010          3,071.5180           62,523.4370
Value



II. Proposal: To approve the investment advisory agreement between the Manager and Harris Bretall Sullivan & Smith L.L.C. with respect to the Large Capitalization Growth Portfolio (to be voted on by the shareholders of the Large Capitalization Growth Portfolio only);


Portfolio                  For               Against               Abstain
---------                  ---               -------               -------

Large Capitalization   1,247,290.3320        2,834.0590           86,933.7660
Growth



III. Proposal: To approve a proposal to permit the Manager, in the future, to select and contract with investment advisers for each portfolio of the Trust (the "Portfolios") after obtaining the approval of the Board of Trustees of the Trust (the "Board"), but without obtaining shareholder approval;


Portfolio                  For               Against               Abstain
---------                  ---               -------               -------

U.S. Government       12,454,583.2040       81,353.6500        1,201,570.7090
Money Market

Investment             1,010,326.4750        6,884.1370          130,572.3310
Quality Bond

Municipal Bond           355,354.5540        1,390.1690           27,609.1170

Large Capitalization     612,481.5560        6,293.1400           65,177.8600
Value

Large Capitalization   1,041,815.8070        8,720.4200           88,847.9300
Growth

Small                  1,160,383.5060        2,883.6730           44,574.4820
Capitalization

International            470,292.1170        2,058.7440           34,934.8790
Equity



IV.A.Proposal: To approve the elimination of the fundamental investment policy restricting the Portfolios from investing in unseasoned issuers (companies with a record of less than three years continuous operation, including predecessors).


Portfolio                  For               Against               Abstain
---------                  ---               -------               -------

U.S. Government       13,353,295.9530      160,113.2300          366,668.3800
Money Market

Investment             1,067,786.2090       17,634.7540           74,855.9800
Quality Bond

Municipal Bond           371,880.9880        2,910.0900            9,562.7620

Large Capitalization     651,792.0490        9,803.6350           22,357.8720
Value

Large Capitalization   1,110,276.8260       15,835.4420           13,255.8890
Growth

Small                  1,183,571.5340        6,178.2840           18,091.8430
Capitalization

International            482,347.1240       12,942.8800           11,995.7360
Equity

IV.B.Proposal:  To  approve  the  elimination  of  the  fundamental   investment
     restriction prohibiting the Portfolios from investing in oil, gas or other mineral exploration or development companies.


Portfolio                  For               Against               Abstain
---------                  ---               -------               -------

U.S. Government       13,360,470.0530      152,939.1300          366,668.3800
Money Market

Investment             1,070,950.6310       14,470.3320           74,855.9800
Quality Bond

Municipal Bond           373,565.5500        1,225.5280            9,562.7620

Large Capitalization     653,000.2210        8,595.4630           22,357.8720
Value

Large Capitalization   1,111,635.8430       14,476.4250           13,255.8890
Growth

Small                  1,184,692.8940        5,056.9240           18,091.8430
Capitalization

International            492,055.1340        4,021.1390           11,209.4670
Equity



IV.C.Proposal:   To  approve  the   reclassification   as  non-fundamental   the
     fundamental investment restriction on investments by the Portfolios in companies for the purpose of exercising control or management.


Portfolio                  For               Against               Abstain
---------                  ---               -------               -------

U.S. Government       13,360,470.0530      152,939.1300          366,668.3800
Money Market

Investment             1,070,950.6310       14,470.3320           74,855.9800
Quality Bond

Municipal Bond           373,565.5500        1,225.5280            9,562.7620

Large Capitalization     653,000.2210        8,595.4630           22,357.8720
Value

Large Capitalization   1,111,635.8430       14,476.4250           13,255.8890
Growth

Small                  1,184,692.8940        5,056.9240           18,091.8430
Capitalization

International            492,055.1340        4,021.1390           11,209.4670
Equity



IV.D.Proposal:  To  approve  the  elimination  of  the  fundamental   investment
     restriction imposed on the Portfolios regarding investments in issuers whose securities are owned by the Trustees or officers of the Trust, or directors or officers of the investment advisers or Manager.


Portfolio                  For               Against               Abstain
---------                  ---               -------               -------

U.S. Government       13,322,758.4130      190,650.7700          366,668.3800
Money Market

Investment             1,067,340.6360       18,080.3270           74,855.9800
Quality Bond

Municipal Bond           373,565.5500        1,225.5280            9,562.7620

Large Capitalization     652,088.7860        9,506.8980           22,357.8720
Value

Large Capitalization   1,109,931.1750       16,181.0930           13,255.8890
Growth

Small                  1,184,467.1920        5,282.6260           18,091.8430
Capitalization

International            492,055.1340        4,021.1390           11,209.4670
Equity



IV.E.Proposal: To approve the elimination of fundamental restrictions imposed by state securities commissions on the Portfolios concerning aggregate investments in restricted securities and unseasoned issuers.


Portfolio                  For               Against               Abstain
---------                  ---               -------               -------

U.S. Government       13,353,295.9530      160,113.2300          366,668.3800
Money Market

Investment             1,067,786.2090       17,634.7540           74,855.9800
Quality Bond

Municipal Bond           371,880.9880        2,910.0900            9,562.7620

Large Capitalization     651,792.0490        9,803.6350           22,357.8720
Value

Large Capitalization   1,110,276.8260       15,835.4420           13,255.8890
Growth

Small                  1,183,571.5340        6,178.2840           18,091.8430
Capitalization

International            482,347.1240       12,942.8800           11,995.7360
Equity


IV.F.Proposal:   To  approve  the   reclassification   as  non-fundamental   the
     fundamental investment policy of the Portfolios restricting investments in illiquid securities.


Portfolio                  For               Against               Abstain
---------                  ---               -------               -------

U.S. Government       13,360,470.0530      152,939.1300          366,668.3800
Money Market

Investment             1,070,950.6310       14,470.3320           74,855.9800
Quality Bond

Municipal Bond           373,565.5500        1,225.5280            9,562.7620

Large Capitalization     653,000.2210        8,595.4630           22,357.8720
Value

Large Capitalization   1,111,635.8430       14,476.4250           13,255.8890
Growth

Small                  1,184,692.8940        5,056.9240           18,091.8430
Capitalization

International            492,055.1340        4,021.1390           11,209.4670
Equity



IV.G.Proposal:  To  approve  the  elimination  of  the  fundamental   investment
     limitations imposed on the Portfolios concerning investing in other investment companies.


Portfolio                  For               Against               Abstain
---------                  ---               -------               -------

U.S. Government       13,360,470.0530      152,939.1300          366,668.3800
Money Market

Investment             1,070,950.6310       14,470.3320           74,855.9800
Quality Bond

Municipal Bond           373,565.5500        1,225.5280            9,562.7620

Large Capitalization     653,000.2210        8,595.4630           22,357.8720
Value

Large Capitalization   1,111,635.8430       14,476.4250           13,255.8890
Growth

Small                  1,184,692.8940        5,056.9240           18,091.8430
Capitalization

International            492,055.1340        4,021.1390           11,209.4670
Equity



IV.H.Proposal:   To  approve  the   reclassification   as  non-fundamental   the
     fundamental investment limitations imposed on the Portfolios concerning short sales.


Portfolio                  For               Against               Abstain
---------                  ---               -------               -------

U.S. Government       13,353,295.9530      160,113.2300          366,668.3800
Money Market

Investment             1,067,786.2090       17,634.7540           74,855.9800
Quality Bond

Municipal Bond           371,880.9880        2,910.0900            9,562.7620

Large Capitalization     651,792.0490        9,803.6350           22,357.8720
Value

Large Capitalization   1,110,276.8260       15,835.4420           13,255.8890
Growth

Small                  1,183,571.5340        6,178.2840           18,091.8430
Capitalization

International            490,089.6580        5,200.3460           11,995.7360
Equity